                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                            File No. 2-70164
                                                            File No. 811-3120


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X


     Pre-Effective Amendment No.
                                 -----

     Post-Effective Amendment No. 24                                      X
                                 -----
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X



     Amendment No.   24
                    -----


                       DELAWARE GROUP TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:             (215) 255-2923
                                                                --------------

    Richard J. Flannery, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          August  27, 1999

It is proposed that this filing will become effective:

                      immediately upon filing pursuant to paragraph (b)
                ----
                      on (date) pursuant to paragraph (b)
                ----
                      60 days after filing pursuant to paragraph (a)(1)
                ----
                  X   on August 27, 1999 pursuant to paragraph (a)(1)
                ----
                      75 days after filing pursuant to paragraph (a)(2)
                ----
                      on (date) pursuant to paragraph (a)(2) of Rule 485
                ----

                      Title of Securities Being Registered
                      ------------------------------------
                           Tax-Free Money Fund A Class
                      Tax-Free Money Fund Consultant Class

This amendment is being filed pursuant to Rule 414 under the Securities Act of 1933. The successor issuer, Delaware Group Tax-Free Money Fund is filing the amendment to the registration statement of Delaware Group Tax-Free Money Fund, Inc., the predecessor issuer, and expressly adopting the registration statement as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

This filing is made in anticipation of the reorganization of Delaware Group Tax-Free Money Fund, Inc., a Maryland Corporation, whereby the Corporation will merge into Delaware Group Tax-Free Money Fund, a Delaware Business Trust.

Shareholders approved this reorganization at a meeting expressly called for that purpose on March 17, 1999.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 24 to Registration File No. 2-70164 includes the following:


               1.     Facing Page

               2.     Contents Page

               3.     Cross-Reference Sheets

               4.     Part A - Prospectus

               5.     Part B - Statement of Additional Information

               6.     Part C - Other Information

               7.     Signatures

                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART A
                                     ------



                                                                              Location in Prospectus


Item No.            Description
--------            -----------

1                   Front and Back Cover Pages                                Same

2                   Risk/Return Summary:                                      Fund profile
                    Investments, Risks and Performance

3                   Risk/Return Summary:                                      Fund profile
                    Fee Table

4                   Investment Objectives, Principal Investment               How we manage the Fund
                    Strategies, and Related Risks

5                   Management's Discussion of Performance                    N/A

6                   Management, Organization, and Capital                     Who manages the Fund
                    Structure

7                   Shareholder Information                                   How to buy shares;
                                                                              How to redeem shares;
                                                                              Special services;
                                                                              Dividends, distributions and
                                                                              taxes all under About your
                                                                              account

8                   Distribution Arrangements                                 Choosing a share class



9                   Financial Highlights Information                          Financial Highlights


                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART B
                                     ------

                                                                                                  Location in Statements
Item No.            Description                                                                 of Additional Information**
--------            -----------                                                                 ---------------------------

       10           Cover Page and Table of Contents                                                        Same

       11           Fund History                                                                    General Information

       12           Description of the Fund and Its Investments and Risks                    Investment Objective and Policies

       13           Management of the Fund                                                         Officers and Trustees;
                                                                                                     Purchasing Shares

       14           Control Persons and Principal Holders of Securities                            Officers and Trustees

       15           Investment Advisory and Other Services                                         Officers and Trustees;
                                                                                                Purchasing Shares; Investment
                                                                                                         Management
                                                                                                         Agreement;
                                                                                                    General Information;
                                                                                                    Financial Statements

       16           Brokerage Allocation and Other Practices                                         Trading Practices

       17           Capital Stock and Other Securities                                               General Information

       18           Purchase, Redemption and Pricing of Shares                                Purchasing Shares; Redemption and
                                                                                                  Exchange; Offering Price

       19           Taxation of the Fund                                                                    Taxes

       20           Underwriters                                                                      Purchasing Shares

       21           Calculation of Performance Data                                                Performance Information

       22           Financial Statements                                                            Financial Statements

                             CROSS-REFERENCE SHEET
                             ---------------------

                                     PART C
                                     ------


   Item No.             Description                                                           Location in Part C
   --------             -----------                                                           ------------------
     23                 Exhibits                                                                    Item 23

     24                 Persons Controlled by or under Common
                        Control with Registrant                                                     Item 24

     25                 Indemnification                                                             Item 25

     26                 Business and Other Connections of the Investment Adviser                    Item 26

     27                 Principal Underwriters                                                      Item 27

     28                 Location of Accounts and Records                                            Item 28

     29                 Management Services                                                         Item 29

     30                 Undertakings                                                                Item 30


                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London


                               Tax-Free Money Fund

                                     Class A
                                Consultant Class





                                   Prospectus
                                  August , 1999

                                Money Market Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profile                                                      Page
Tax-Free Money Fund

How we manage the Fund
Our investment strategies
The risks of investing in the Fund

Who manages the Fund                                              Page
Investment manager

Fund Administration (Who's who)

About your account                                                Page
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Special services
Dividends, distributions and taxes

Certain management considerations                                 Page

Financial highlights                                              Page

Profile: Tax-Free Money Fund

What are the Fund's goals?
Tax-Free Money Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Tax-Free Money Fund invests primarily in short term municipal money market securities.

Tax-Free Money Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months).

What are the main risks of investing in the Fund?
Tax-Free Money Fund will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

 An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
o    Investors with short-term financial goals who seek current income.
o Investors in higher tax brackets who want income exempt from federal income taxes.
o Investors who do not want an investment whose value may fluctuate, over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Fund
o    Investors with long-term financial goals.
o    Investors looking for relatively high current income.

How has the Fund performed?

This bar chart can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as each Class' average annual returns for one, five and ten year periods.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------------ ---------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------
1989         1990       1991       1992       1993      1994       1995       1996       1997       1998
------------ ---------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------
0.00%        0.00%      0.00%      0.00%      0.00%     0.00%      0.00%      0.00%      0.00%      0.00%
------------ ---------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------

As of March 31, 1999, the Fund's Class A had a fiscal year-to-date return of 00.00%. During the periods illustrated in this bar chart, the Fund's Class A's highest quarterly return was 00.00% for the quarter ended _________________ and its lowest quarterly return was 00.00% for the quarter ended _____________.

                              Average annual returns for periods ending 12/31/98

------------------------ ----------------------- -----------------------
                         A Class                 Consultant Class*
------------------------ ----------------------- -----------------------
1 year ended 12/31/98
                         00.00%                  00.00%
------------------------ ----------------------- -----------------------
5 years ended 12/31/98
                         00.00%                  00.00%
------------------------ ----------------------- -----------------------
10 years ended 12/31/98
                         00.00%                  00.00%
------------------------ ----------------------- -----------------------


* The Consultant Class commenced operations on March 15, 1998. Return information for the period prior to the time the Class commenced operations is based on the performance of the Class A shares. For periods prior to the commencement of operations of the Consultant Class, the total return calculation does not reflect the 12b-1 payments that were applicable to the Class during the period March 15, 1988 through June 1, 1990. Performance would have been affected if the 12b-1 payments were reflected in the calculations.

Investors interested in obtaining the 7-day yield for the classes can call 800.523.1918.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell Class A shares of the Fund.

 ------------------------------------------------------ --------------- ---------------
                                                        Class A         Consultant
                                                                        Class
 ------------------------------------------------------ --------------- ---------------
 Maximum sales charge (load) imposed on purchases as    none            none
 a percentage of offering price
 ------------------------------------------------------ --------------- ---------------
 Maximum sales charge (load) imposed on reinvested      none            none
 dividends
 ------------------------------------------------------ --------------- ---------------
 Redemption fees                                        none            none
 ------------------------------------------------------ --------------- ---------------
 Exchange fees                                          none(1)         none(1)
 ------------------------------------------------------ --------------- ---------------

Annual fund operating expenses are deducted from the Fund's assets. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

 ------------------------------------------------------ --------------- ---------------
                                                        Class A         Consultant
                                                                        Class
 ------------------------------------------------------ --------------- ---------------
 Management fees                                        0.00%           0.00%
 ------------------------------------------------------ --------------- ---------------
 Distribution and service (12b-1) fees                  none            none(2)
 ------------------------------------------------------ --------------- ---------------
 Other expenses                                         0.00%           0.00%
 ------------------------------------------------------ --------------- ---------------
 Total operating expenses                               0.00%           0.00%
 ------------------------------------------------------ --------------- ---------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 --------------- -------------- ---------------
                 Class A        Consultant
                                Class
 --------------- -------------- ---------------
 1 year          $000           $000
 --------------- -------------- ---------------
 3 years         $000           $000
 --------------- -------------- ---------------
 5 years         $0,000         $0,000
 --------------- -------------- ---------------
 10 years        $0,000         $0,000
 --------------- -------------- ---------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A sales charge may apply if you exchange your shares into a fund that has a sales charge.

(2) Consultant Class shares are subject to a Rule 12b-1 distribution plan; however, the Board of Trustees of the Fund suspended 12b-1 plan payments from the Class effective June 1, 1990.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

Under normal circumstances, we invest at least 80% of the Fund's assets in municipal money market securities issued by states, U.S. territories and possessions, and the District of Columbia, as well as their political subdivisions and other entities. We may hold the following types of securities: municipal bonds and notes, tax-free commercial paper, short-term tax-free notes, construction loan notes, project notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes and pre-refunded obligations. Generally, interest from these securities is fully exempt from federal income tax. The Fund may also invest in U.S. government securities and other taxable securities, to a limited extent. Income from these is not exempt from federal income tax. We may also hold a significant portion of the Fund's assets in variable rate and demand notes. Please see "The securities we invest in" for further information.

Credit Quality
When we purchase a security, the security or its issuer must be rated in one of the two highest rating categories by at least two nationally recognized statistical ratings organizations. (If a security is rated by only one agency, it must receive one of the two highest ratings from that agency.) We may invest in securities that have not been rated, if we determine that the security's credit quality is comparable to one of the two highest rating categories. We will not invest more than 5% of the Fund's assets in securities rated in the second highest category.

Average Maturity
We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen Tax-Free Money Fund's average maturity based on our analysis of interest rate trends.


We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

The securities we typically invest in

--------------------------------------------------------- ------------------------------------------------------------------
                       Securities                                                  How we use them
                                                                                 Tax-Free Money Fund
--------------------------------------------------------- ------------------------------------------------------------------
General obligation bonds: municipal bonds on which the    We may invest in general obligation bonds rated in one of
payment of principal and interest is secured by           the two highest rating categories, with a remaining maturity the issuer's pledge of its full faith, credit and taxing  of less than 397 days.
power.

--------------------------------------------------------- ------------------------------------------------------------------

Revenue bonds: municipal bonds on which principal and     We may invest in revenue obligation bonds rated in one of the
interest payments are made from revenues derived from a   two highest rating categories, with a remaining maturity of less
particular facility or class of facilities.               than 397 days.

--------------------------------------------------------- ------------------------------------------------------------------

Private activity or private placement bonds:              We may invest up to 20% of the Fund's assets in bonds whose
municipal bond issues whose proceeds are used to          income is subject to the federal alternative minimum tax. This
finance certain non-government activities, including      means that a portion of the Fund's distributions could be
some types of industrial revenue bonds such as            subject to the federal alternative minimum tax that applies to
privately-owned sports and convention facilities.  The    certain taxpayers.
Tax Reform Act of 1986 subjects interest income from
these bonds to the federal alternative minimum tax and    We may invest in private activity or private placement bonds
makes the tax-exempt status of certain bonds dependent    rated in one of the two highest rating categories, with a
on the issuer's compliance with specific requirements     remaining maturity of less than 397 days.
after the bonds are issued.

--------------------------------------------------------- ------------------------------------------------------------------
Anticipation notes: short-term municipal obligations to   We may invest without limit in anticipation notes rated in one
be repaid from an anticipated income source such as tax   of the two highest rating categories, with a remaining
payments, revenue from a facility or money from an        maturity of less than 397 days.
upcoming bond issue.

--------------------------------------------------------- ------------------------------------------------------------------

Variable and floating rate demand notes: securities       We may invest without limit in variable and floating rate demand
whose interest rate is tied to a money market rate,       notes that meet the Fund's quality standards. In most cases,
usually the Prime Rate, and therefore changes each time   these will be municipal securities. We may invest in variable
the base rate changes.                                    and floating rate demand notes with a maturity longer than 397 days if the security has a demand feature that allows us to tender it back to the issuer prior to stated maturity.  If a
These securities may be backed by a letter of credit or   security is guaranteed by another entity, we will generally
other guarantee.                                          consider the rating of that entity when evaluating that security.


                                                          Please  see the Fund's Statement of Additional Information
                                                          for further explanation of demand features.

--------------------------------------------------------- ------------------------------------------------------------------


--------------------------------------------------------- ------------------------------------------------------------------
                       Securities                                                  How we use them
                                                                                 Tax-Free Money Fund
--------------------------------------------------------- ------------------------------------------------------------------

Tax-free commercial paper: short-term debt obligations    We may invest without limit in tax-free commercial paper that
issued by companies.                                      meet the Fund's quality and maturity standards.


--------------------------------------------------------- ------------------------------------------------------------------

Taxable securities: may include commercial paper,         We may invest up to 20% of the Fund's assets in issues that are
corporate notes, certificates of deposit and              not exempt from federal income tax.
obligations of the U.S. government, its agencies or       When issued securities and repurchase agreements are discussed
instrumentalities, asset-backed securities, when issued   below.
securities and repurchase agreements.


--------------------------------------------------------- ------------------------------------------------------------------
Repurchase agreements: an agreement between a buyer and   We may use repurchase agreements as a short-term investment for
seller of securities in which the seller agrees to buy    the Fund's cash position. In order to enter into these
the securities back within a specified time at the same   repurchase agreements, the Fund must have collateral of at least
price the buyer paid for them, plus an amount equal to    102% of the repurchase price. Earnings on repurchase agreements
an agreed upon interest rate. Repurchase agreements are   are not tax-exempt.
often viewed as equivalent to cash.

--------------------------------------------------------- ------------------------------------------------------------------
Restricted securities: privately placed securities        We may invest without limitation in privately placed securities
whose resale is restricted under securities law.          that are eligible for resale only among certain institutional buyers without registration. These are commonly known as "Rule
                                                          144A Securities."

--------------------------------------------------------- ------------------------------------------------------------------
Illiquid securities: securities that do not have a        We may not invest more than 10% of total assets in illiquid
ready market, and cannot be easily sold, if at all, at    securities.
approximately the price that the Fund has valued them.

--------------------------------------------------------- ------------------------------------------------------------------


Please see the Statement of Additional Information for additional descriptions on securities listed in the table above.

Purchasing securities on a when-issued basis

Tax-Free Money Fund may buy or sell securities on a when-issued basis; that is, paying for securities before delivery and taking delivery up to 45 days later. Between the purchase of the securities and our receipt of them, the securities do not pay interest, but the market value may fluctuate, potentially affecting the Fund's net asset value. If the Fund invests in when-issued securities, it will maintain a separate account to pay for them and will value them at market price on a daily basis

Borrowing from Banks

Tax-Free Money Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money more than 5% of the value of its net assets.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in the Fund you should carefully evaluate the risks. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks.

------------------------------------------------------- ------------------------------------------------------------------
                        Risks                                             How we strive to manage them
                                                                              Tax-Free Money Fund
------------------------------------------------------- ------------------------------------------------------------------
Interest rate risk is the risk that securities,         Because Tax-Free Money Fund invests in exclusively in short-term
particularly bonds with longer maturities, will         securities, interest rate changes are not a major risk to the
decrease in value if interest rates rise.               value of its portfolio. However, a decline in interest rates would reduce the level of income provided by the Fund.

------------------------------------------------------- ------------------------------------------------------------------

Inflation risk is the risk that the return from your    Tax-Free Money Fund is designed for short-term investment goals
investments will be less than the increase in the       and therefore may not outpace inflation over longer time
cost of living due to inflation, thus preventing you    periods. For this reason, Tax-Free Money Fund is not
from reaching your financial goals.                     recommended as a primary investment for people with long-term goals.

------------------------------------------------------- ------------------------------------------------------------------

Credit risk is the possibility that a bond's issuer     We limit our investments to those that the Board of Trustees
(or an entity that insures the bond) will be unable     considers to be of high quality with minimal credit risks
to make timely payments of interest and principal.      typically those rated in the two highest categories by a
                                                        nationally recognized statistical ratings organization. All investments must also meet the maturity, quality and
                                                        diversification standards that apply to tax-exempt money market funds. Therefore, the Fund's investments are generally not subject to significant credit risk.


                                                        We also maintain a diversified portfolio. We may not invest more than 25% of the Fund's assets in one state, territory or U.S.
                                                        possession. (We may invest up to 25% of the Fund's assets in short-term tax exempt project notes guaranteed by the U.S.
                                                        government, regardless of the location of the issuing
                                                        municipality.) Our goal is to minimize the effect that any one security may have on the Fund's performance and share price.

                                                        If there were a national credit crisis or an issuer were to become insolvent, the share value of the Fund could decline.

------------------------------------------------------- ------------------------------------------------------------------

Counter party risk is the risk that the Fund may        We try to minimize this risk by considering the creditworthiness
lose money because a party that we contracted with to   of all parties before we enter into transactions with them. The
either buy or sell securities fails to fulfill its      Fund will hold collateral from counterparties consistent with
side of the agreement.                                  applicable regulations.

------------------------------------------------------- ------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.00% of average daily net assets for the last fiscal year.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED]

                                Board of trustees

Investment manager                  The Fund                 Custodian
Delaware Management Company                          The Chase Manhattan Bank
One Commerce Square                                   4 Chase Metrotech Center
Philadelphia, PA 19103                                   Brooklyn, NY 11245


Portfolio managers  Service agent                    Distributor
                    Delaware Service Company, Inc.   Delaware Distributors, L.P.
                    1818 Market Street               1818 Market Street
                    Philadelphia, PA 19103           Philadelphia, PA 19103

                               Financial advisers

                                  Shareholders

Board of trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager or distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account
------------------

Investing in the Fund

Class A

o    Class A shares are available for purchase at net asset value.

o    Class A shares do not have an up-front sales charge.

o    Class A shares are not subject to 12b-1 fees.

o    Class A shares are not subject to any contingent deferred sales charge.

Consultant Class

o Consultant Class shares may be purchased through financial advisers, including brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund.

o    Consultant Class shares do not have an up-front sales charge.

o Consultant Class shares are subject to an annual 12b-1 fee no greater than 0.30% (currently the 12b-1 fee is set at 0.25%) of average daily net assets. The 12b-1 fee is typically used to compensate your financial adviser for the ongoing guidance and service he or she provides to you. The Board of Trustees of the Fund suspended 12b-1 plan payments from the Class effective June 1, 1990.

o Consultant Class shares are not subject to a contingent deferred sales charge.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 7577, Philadelphia, PA 19101. If you are making an initial purchase by mail, you must include a completed investment application with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange Class B or Class C shares of the Delaware Investments funds into Class A or Consultant Class shares. Also, you may not exchange Class A or Consultant Class shares into Class B or Class C shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We value the Fund's portfolio securities at amortized cost.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.


[GRAPHIC OMITTED: ILLUSTRATION OF A HAND HOLDING A PEN]

Through checkwriting
You may redeem shares by writing checks of $500 or more. Checks must be signed by all owners of the account unless you indicate otherwise on your Investment Application. The checkwriting feature is not available for retirement plans. Also, because dividends are declared daily, you may not close your account by writing a check. When you write checks you are subject to the regulations of First Union Bank, N.A. and may be subject to a charge if the check amount exceeds the value of your account.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for Uniform Gift to Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. You may not reinvest distributions in Class B or Class C shares of the funds in the Delaware Investments family.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

In certain circumstances, Class A shares of funds other than Tax-Free Money Fund may be subject to a contingent deferred sales charge for up to two years after purchase. This would occur if the fund normally had a front-end sales charge, but the shares were purchased without paying a sales charge and a financial adviser was paid a commission on the purchase. If you purchase Class A shares of another Fund in this manner, you may exchange them for shares of Tax-Free Money Fund A or Consultant Class. You will not have to pay the contingent deferred sales charge at the time of the exchange. However, you may have to pay the contingent deferred sales if you later redeem your shares of Tax-Free Money Fund A or Consultant Class or if you exchange them for shares of another fund and then redeem those shares. The time that you are invested in Tax-Free Money Fund will count toward the fulfillment of the two-year holding period.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

Moneyline Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital, unless you tell us otherwise.

Distributions of tax-exempt interest income are not includable in the shareholder's gross income for federal income tax purposes. Distributions of net investment income received by the Fund from investments in securities other than municipal obligations, and any net short-term capital gains realized by the Fund, will be taxable to the shareholder as ordinary income whether received in cash or reinvested in additional shares. Distributions of taxable net investment income, if any, will not qualify for the deduction for dividends received by corporations. For the fiscal year ended April 30, 1999, all of the Fund's net income was exempt from federal income taxes.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------ -------------------------------------------------------
                                                                              Tax-Free Money Fund
                                                                                    A Class
                                                             -------------------------------------------------------
                                                                                Year Ended 4/30
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
                                                                   1999       1998       1997       1996       1995
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Net asset value, beginning of period                             $1.000     $1.000     $1.000     $1.000     $1.000
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------

------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Income from investment operations:
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Net investment income                                                        0.028      0.028      0.029      0.026
                                                                             -----      -----      -----      -----
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Net increase in net assets from investment operations                        0.028      0.028      0.029      0.026
                                                                             -----      -----      -----      -----
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------

------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Less dividends and distributions:
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Dividends from net investment income                                       (0.028)    (0.028)    (0.029)    (0.026)
                                                                           -------    -------    -------    -------
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Total dividends and distributions                                          (0.028)    (0.028)    (0.029)    (0.026)
                                                                           -------    -------    -------    -------
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------

------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Net asset value, end of period                                   $1.000     $1.000     $1.000     $1.000     $1.000
                                                                 ======     ======     ======     ======     ======
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------

------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Total return(1)                                                              2.78%      2.79%      2.97%      2.59%
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------

------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Ratios and supplemental data:
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Net assets, end of period (000 omitted)                                    $30,264    $32,659    $35,479    $54,444
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Ratio of expenses to average net assets                                      0.91%      0.82%      0.90%      0.96%
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------
Ratio of net investment income to average net assets                         2.75%      2.75%      2.95%      2.57%
------------------------------------------------------------ ----------- ---------- ---------- ---------- ----------

[RESTUB TABLE]

------------------------------------------------------------  -------------------------------------------------------
                                                                               Tax-Free Money Fund
                                                                                 Consultant Class
                                                              -------------------------------------------------------

                                                                                 Year Ended 4/30
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
                                                                   1999       1998       1997       1996        1995
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Net asset value, beginning of period                             $1.000     $1.000     $1.000     $1.000      $1.000
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------

------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Income from investment operations:
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Net investment income                                                        0.028      0.028      0.029       0.026
                                                                             -----      -----      -----       -----
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Net increase in net assets from investment operations                        0.028      0.028      0.029       0.026
                                                                             -----      -----      -----       -----
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------

------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Less dividends and distributions:
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Dividends from net investment income                                       (0.028)    (0.028)    (0.029)     (0.026)
                                                                           -------    -------    -------     -------
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Total dividends and distributions                                          (0.028)    (0.028)    (0.029)     (0.026)
                                                                           -------    -------    -------     -------
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------

------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Net asset value, end of period                                   $1.000     $1.000     $1.000     $1.000      $1.000
                                                                 ======     ======     ======     ======      ======
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------

------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Total return(1)                                                              2.78%      2.79%      2.97%       2.59%
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------

------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Ratios and supplemental data:
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Net assets, end of period (000 omitted)                                     $4,573     $1,529     $1,452      $1,614
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Ratio of expenses to average net assets                                      0.91%      0.82%      0.90%       0.96%
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------
Ratio of net investment income to average net assets                         2.75%      2.75%      2.95%       2.57%
------------------------------------------------------------  ---------- ---------- ---------- ---------- -----------

(1) Total investment return assumes reinvestment of distributions at net asset value.

How to read the Financial highlights

Net investment income
Net investment income includes interest income earned from the Fund's securities; it is after expenses have been deducted.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude applicable front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, minus any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

[begin glossary]

[This glossary runs along the bottom of pages in the document]

How to use this glossary

Alternative minimum tax

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Liquidity
The ease with which an investment can be converted into cash without a significant loss of principal. Money markets funds are considered to be highly liquid.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share Classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature Guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.
[END GLOSSARY]

Tax-free Money Fund
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.330.

WEB SITE
www.delawarefunds.com
---------------------

E-MAIL
Service@delinvest.com

SHAREHOLDER SERVICE CENTER

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

DELAPHONE SERVICE

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-3120

   --------------------------------------------------------------
                          Cusip Number       Nasdaq Symbol
   --------------------------------------------------------------
   Class A                 245911102         DTFXX
   --------------------------------------------------------------
   Consultant Class        245911201         N/A
   --------------------------------------------------------------

                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London

P-___ [--] PP 8/99

        Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.


INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES,
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN

The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245



TAX-FREE MONEY FUND A CLASS
-----------------------------------------------
TAX-FREE MONEY FUND CONSULTANT CLASS

-----------------------------------------------

CLASSES OF DELAWARE GROUP TAX-FREE MONEY FUND

-----------------------------------------------

No Sales Charge


PART B

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------




AUGUST   , 1999



                                            -----------------------------------
                                                                       DELAWARE
                                                                    INVESTMENTS
                                            -----------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 00, 1999

                       DELAWARE GROUP TAX-FREE MONEY FUND

                               1818 Market Street
                             Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-1918

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500


         Delaware Group Tax-Free Money Fund (the "Fund") is a professionally-managed mutual fund.

         The Fund offers Class A Shares and Consultant Class Shares (individually, a "Class" and collectively, the "Classes").

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund dated August 00, 1999, as it may be amended from time to time. Part B should be read in conjunction with the Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. A prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.


TABLE OF CONTENTS
--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Objective and Policies
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Offering Price
--------------------------------------------------------------------------------

Redemption and Exchange
--------------------------------------------------------------------------------
Dividends and Distributions
--------------------------------------------------------------------------------
Taxes
--------------------------------------------------------------------------------
Investment Management Agreement
--------------------------------------------------------------------------------
Officers and Trustees
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
Appendix A - Description of Ratings
--------------------------------------------------------------------------------
Appendix B - Investment Objectives of the Delaware Investments Funds
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, consistent with preservation of principal and maintenance of liquidity. There is no assurance that this objective can be achieved.

         The Fund limits its investments to those which the Board of Trustees has determined present minimal credit risk and which are of high quality and otherwise will meet the maturity, quality and diversification conditions with which tax-exempt money market funds must comply.

         The Fund's investments may include municipal bonds and notes, tax-free commercial paper and short-term tax-free notes. They may also include construction loan notes, project notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes and pre-refunded obligations issued by states, territories and possessions of the United States, the District of Columbia, political subdivisions of the above and duly constituted authorities and corporations, the interest from which is wholly exempt from federal income tax.

         The Fund invests primarily in municipal obligations. "Municipal obligations" include "general obligation" and "revenue" issues. General obligation issues are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities. Municipal obligations may be issued for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development obligations are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal obligations" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development obligations, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues. Tax-exempt industrial development obligations are in most cases revenue obligations and do not generally carry the pledge of the credit of the issuing municipality.

         The Fund may also purchase project notes issued by local agencies under a program administered by the United States Department of Housing and Urban Development. Project notes are secured by the full faith and credit of the United States.

         The Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain non-government activities, such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

         The Fund intends to seek to achieve a high level of tax-exempt income. However, if the Fund invests in newly-issued private purpose bonds, a portion of its distributions would be subject to the federal alternative minimum tax applicable to certain shareholders.

         The ratings of Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") represent their opinions as to the quality of the municipal issues which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. If at the time of purchase, a security or, as relevant, its issuer is rated in one of the two highest rating categories (e.g. for municipal bonds, AA or better by S&P or Aa or better by Moody's; for tax-free commercial paper and short-term tax-free notes, A-2 or better by S&P or P-2 or better by Moody's; and for state or municipal notes, MIG-2 or better by Moody's) by at least two nationally-recognized statistical rating organizations (or if rated by only one such organization, so rated by such organization). If the security or, as relevant, its issuer has not been rated, the Manager must determine that the security is comparable to securities that are rated in one of the two highest rating categories in accordance with the conditions with which tax-exempt money market funds must comply. The Fund will not invest more than 5% of its total assets in securities rated in the second highest category by a rating organization. The Fund may also invest in U.S. government securities (as defined in the 1940 Act).

         See Appendix A for a description of municipal obligations ratings.

         The Fund may also invest in variable or floating rate demand obligation instruments and other municipal securities with a maturity in excess of 397 days, but which have a demand feature whereby the Fund may tender the instrument or security back to the issuer or to another entity as described below, consistent with the conditions with which tax-exempt money market funds must comply. Such obligations may be backed by a Letter of Credit or other guarantee. The Fund will consider the rating of the guarantor and the nature of the guarantee in evaluating the quality of the obligation.

         Generally, a demand feature entitles the Fund to require the provider of the demand feature to purchase the securities from the Fund at their principal amount (usually with accrued interest) within a fixed period (generally seven days, but the period may be longer) following a demand by the Fund. Certain securities with a demand feature permit the Fund to tender the security only at the time of an interest rate adjustment or at other fixed intervals. The demand feature may be provided by the issuer of the underlying security, a bank, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. Certain demand features are conditional which means that they may not be exercised or may terminate under certain limited circumstances. The bankruptcy or receivership of, or default by, the provider of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise will adversely affect the liquidity of the underlying security.

         As described above, the Fund invests in securities backed by banks and other financial institutions. As a result, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. However, the Fund is managed in accordance with the diversification, quality and other restrictions applicable under the 1940 Act to tax-exempt money market funds. Such restrictions are designed to minimize the effect that any one security in the Fund's portfolio may have on the Fund's performance and share price.

         The Fund may not, at the time of purchase, invest more than 25% of its assets in securities of governmental subdivisions located in any one state, territory or U.S. possession. It may invest up to 25% of its assets in short-term, tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.

         Up to 20% of the Fund's portfolio may be invested in issues which are not exempt from federal income tax such as commercial paper, corporate notes, certificates of deposit, obligations of the U.S. government, its agencies or instrumentalities, when-issued securities and repurchase agreements of the above issuers. Any such investments will meet the conditions with which tax-exempt money market funds must comply when purchasing such instruments.

         The Fund maintains its net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 397 days. In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Trustees determines present minimal credit risks and which are of high quality and otherwise satisfy the requirements with which tax-exempt money market funds must comply. In the event of a marked increase in current interest rates or of a national credit crisis, principal values could be adversely affected. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

         While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made, from time to time, to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce but does not guarantee a reduction in the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Dividends and Distributions and Taxes for the effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the instruments in which the Fund invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

When-Issued Securities

         The Fund may invest in "when-issued securities." New issues of municipal obligations are frequently offered on a when-issued basis; that is, delivery and payment for the municipal obligations normally take place from five to not more than 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the municipal obligations are each fixed at the time the buyer enters into the commitment. During the time between the commitment and settlement the Fund does not accrue interest, but the market value of the securities may fluctuate. This can result in the Fund's share value increasing or decreasing. The Fund will set aside in a segregated account liquid assets equal in value to commitments for such when-issued securities to pay for them and mark it to market daily. Delayed delivery agreements will not be used in a speculative manner.

Demand Features
         The Fund may invest in certain municipal securities that have a demand feature provided by a bank, a dealer in the securities or another third party, which enables the Fund to sell the securities to the provider of the demand feature as described in the Prospectus. Such investments may require the Fund to pay "tender fees" or other fees for the various features provided. The Fund intends to take the position that it is the owner of any municipal securities that have a demand feature provided by a third party and that tax-exempt interest earned with respect to such municipal securities will be tax-exempt in its hands. However, the Internal Revenue Service (the "Service") ordinarily does not issue advance ruling letters relating to the identity of the true owner of property in cases involving the sale of securities if the purchaser has the right to cause the security to be purchased by a third party, and there can be no assurance that the Service will agree with the Fund's position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees, in relation to various regulated investment company tax provisions is unclear. However, Delaware Management Company (the "Manager") intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.

Asset-Backed Securities
         The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P's or Aaa by Moody's). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), the creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

         Although the Fund is permitted by its investment policies to invest up to 20% of its assets in securities of this type, it does not presently intend to invest more than 5% of its assets in such securities.

Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Repurchase Agreements
         The Fund may also invest in repurchase agreements sold by banks or brokers collateralized by securities in which the Fund can invest directly. A repurchase agreement is an instrument under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed upon sum at the agreed upon time, since the repurchase agreement is secured by the underlying government obligation.

Investment Restrictions

         The Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:
         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following sets forth additional investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Invest more than 20% of its assets in securities other than tax-free money market instruments as defined above, unless extraordinary circumstances dictate a more defensive posture.

          2. Borrow an amount in excess of 5% of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Any outstanding borrowings shall be repaid before additional securities are purchased.

          3. Sell securities short or purchase securities on margin.

          4. Write or purchase put options or call options.

          5. Underwrite the securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933 (the "1933 Act"). Not more than 10% of the value of the Fund's net assets at the time of acquisition will be invested in such securities.

          6. Purchase or sell commodities or commodity contracts.

          7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

          8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

          9. Purchase securities of any issuer (except the U.S. government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer.

         10. Invest in issuers for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Purchase securities if, as a result of such purchase, more than 25% of the value of its assets would be invested in the securities of government subdivisions located in any one state, territory or possession of the United States. The Fund may invest more than 25% of the value of its assets in short-term tax-exempt project notes which are guaranteed by the U.S. government, regardless of the location of the issuing municipality.

          13. Retain in the portfolio of the Fund securities issued by an issuer any of whose officers, trustees or security holders is an officer or director of the Fund or of the investment manager of the Fund if after the purchase of the securities of such issuer by the Fund one or more of such officers or trustees owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer and such officers and trustees owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities.

          14. Invest funds in securities whose issuers or guarantors of principal and interest (including predecessors) have a record of less than three years' continuous operation if such purchase at the time thereof would cause more than 5% of the total Fund assets to be invested in the securities of such issuers or guarantors.

          15. Invest in direct interests in oil, gas or other mineral exploration or development programs.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships. In addition, the Fund excludes from the 5% limitation set forth in investment restriction number 9 above, those municipal securities that are refunded with U.S. government securities, commonly known as pre-refunded municipal securities, which the staff of the SEC deems to constitute U.S. government securities as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

PERFORMANCE INFORMATION


         For the seven-day period ended April 30,  1999, the annualized current yield of Class A Shares and Consultant Class Shares was  0.00% for
each Class and the compounded effective yield was  0.00% for each Class.
These yields will fluctuate daily as income earned fluctuates and is not guaranteed. On this date, the weighted average portfolio maturity was 00 days for the Fund. The current yield of Class A Shares is expected to be slightly higher than that of Consultant Class Shares during any period that the distribution fee under the Fund's 12b-1 Plan for Consultant Class Shares is being paid. The Board of Trustees of the Fund suspended 12b-1 Plan payments from Consultant Class Shares to the Distributor, effective June 1, 1990. Such payments may be reinstituted in the future with prior approval of the Board of
 Trustees.

         Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Distributions, dividends are declared daily from net investment income. The current yield of the Fund's Classes of shares is calculated as follows:

         The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of that seven-day period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of the Classes represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends which is reflected in each Class' effective yield.

         The Fund may also publish a tax-equivalent yield for each Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to each such Class' yield. For the seven-day period ended April 30, 1999, the tax-equivalent yield of Class A Shares and Consultant Class Shares was 0.00%, assuming a federal income tax rate of 31%. These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, the Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable. Yield fluctuates and is not guaranteed. The tax-equivalent yield does not consider the effect of applicable deductions or state income taxes. Past performance is not an indication of future results.

         The following table is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended April 30, 1999 for each Class. Past performance is not an indication of future results.

                                                                                                     Consultant
                                                                                Class A                Class
                                                                                 Shares                Shares
Value of a hypothetical account with one share

       at the beginning of the period..................................       $1.00000000           $1.00000000
Value of the same account at the end of the period.....................        1.00000000            1.00000000
                                                                               ==========            ==========
Net change in account value............................................         .00000000(1)          .00000000(1)
                                                                               ==========            ==========
Base period return = net change in account
       value/beginning account value...................................         .00000000             .00000000
                                                                               ==========            ==========
Current yield base period return x (365/7)...........................                0.00%(2)              0.00%(2)
                                                                               ==========            ==========
Effective yield (1 + base period)365/7 - 1.............................              0.00%(3)              0.00%(3)
                                                                               ==========            ==========


Weighted average life to maturity of the portfolio on April 30, 1999 was 00 days.

(1) This represents the net income per share for the seven calendar days ended April 30, 1999.
(2) This represents the average of annualized net investment income per share for the seven calendar days ended April 30, 1999.
(3) This represents the current yield for the seven calendar days ended April 30, 1999 compounded daily.

         The Prospectus and this Part B may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

         The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

         The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The current yield may include income which is not exempt from federal income tax since the Fund is permitted to invest a portion of its investments in non-tax-exempt securities. It also should be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven calendar day period, it may use a different time span from time to time.

         Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800-523-1918.

         The average annual total compounded rate of return of each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                  P(1+T) = ERV

                Where:    P  =  a hypothetical initial purchase order of $1,000;

                          T  =  average annual total return;

                          n  =  number of years;

                        ERV  =  redeemable value of the hypothetical
                                $1,000 purchase at the end of the period.

         The performance, as shown below, is the average annual total return quotations for each Class through April 30, 1999, calculated as an average annual compounded rate of return for the periods indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the period covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to the commencement of operations of Consultant Class Shares, the total return calculation does not reflect the 12b-1 payments that were applicable to such Class during the period March 15, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been affected.


Average Annual Total Return
--------------------------------------------------------------------------------------------------------------------------

                    1 year ended   3 years ended    5 years ended     10 years ended     15 years ended    Life of Fund
                       4/30/99        4/30/99          4/30/99           4/30/99            4/30/99
--------------------------------------------------------------------------------------------------------------------------
Class A
(inception
9/17/81)
--------------------------------------------------------------------------------------------------------------------------
Consultant Class
(inception
3/15/88)
--------------------------------------------------------------------------------------------------------------------------


         From time to time, the Fund may also quote current yield information of the Classes with the sample average rates paid on bank money market deposit accounts. The bank money market deposit averages are the stated rates of 100 large banks and thrifts in the top five standard metropolitan statistical areas as determined by the Bank Rate Monitor. The Fund's figures for a Class will be the annualized yields representing an average of that Class' after-expense per share earnings divided by cost per share for each day of the fiscal month, or period, noted. Yield fluctuates depending on portfolio type, quality, maturity and operating expenses. Principal is not insured and the results shown should not be considered as representative of the yield which may be realized from an investment made in the Fund at any time in the future.

         From time to time, the Fund may quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond an other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance comparisons of the Fund (or Class) may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security price indices may be compared to data prepared by Lipper Analytical Services, Inc., IBC/Donoghue or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. and IBC/Donoghue maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest, and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15) may also be used. Current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include, in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         The following table presents examples, for purposes of illustration only, of cumulative total return performance for each Class of the Fund through April 30, 1999. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. Total return shown for Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to the commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class during the period March 15, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been affected.


Cumulative Total Return
---------------------------------------------------------------------------------------------------------------------

                3 months    6 months   9 months   1 year      3 years    5 years    10 years  15 years   Life of Fund
                  ended      ended      ended      ended       ended      ended      ended      ended
                 4/30/99    4/30/99    4/30/99    4/30/99     4/30/99    4/30/99    4/30/99    4/30/99
---------------------------------------------------------------------------------------------------------------------
Class A
(inception
9/17/81)
---------------------------------------------------------------------------------------------------------------------
Consultant
Class
(inception
3/15/88)
---------------------------------------------------------------------------------------------------------------------

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of the Manager and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware Investment Advisers, an affiliate of the Manager, including the number of such clients serviced by Delaware Investment Advisers.

Dollar-Cost Averaging
         Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors should also consider their financial ability to continue to purchase shares during high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Purchasing Shares - Investing by Electronic Fund Transfer for a complete description of these options including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.

                                                Price         Number of
                             Investment          Per           Shares
                               Amount           Share         Purchased

                 Month 1        $100           $10.00            10
                 Month 2        $100           $12.50             8
                 Month 3        $100            $5.00            20
                 Month 4        $100           $10.00            10
                 --------------------------------------------------
                                $400           $37.50            48

                 Total Amount Invested:  $400
                 Total Number of Shares Purchased:  48
                 Average Price Per Share:  $9.38 ($37.50/4)
                 Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES

         The Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where the Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Portfolio trading will be undertaken principally to accomplish the Fund's objective and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects to usually transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Manager is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended, (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

PURCHASING SHARES

         The Distributor serves as the national distributor for the Fund's shares - Class A Shares and Consultant Class Shares and has agreed to use its best efforts to sell shares of the Fund.

         Shares of the Fund may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Investors who do not wish to receive the additional services that are typically offered by such financial professionals may also purchase Class A Shares directly by contacting the Fund or the Distributor. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares may be required to register as dealers pursuant to state laws.

         The minimum initial investment generally is $1,000 for each Class. Subsequent purchases generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments family, the Manager, or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

       Shares of the Fund are offered on a continuous basis, and are sold without a front-end or contingent deferred sales charge at the net asset value next determined after the receipt and effectiveness of a purchase order, as described below. See the Prospectus for information on how to invest. Selling dealers are responsible for transmitting orders promptly. The Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       The Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice.

       The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.

         Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Investing by Mail
1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to Tax-Free Money Fund A Class or Tax-Free Money Fund Consultant Class, to Delaware Investments at P.O. Box 7577, Philadelphia, PA 19101.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Tax-Free Money Fund A Class or Tax-Free Money Fund Consultant Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of account statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Fund's Shareholder Service Center to get an account number. If you do not call first, processing your investment may be delayed. In addition, you must promptly send your Investment Application to Tax-Free Money Fund A Class or Tax-Free Money Fund Consultant Class, to Delaware Investments at P.O. Box 7577, Philadelphia, PA 19101.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Class B Shares or Class C Shares of a fund may not be exchanged into either Class of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privilege.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments by Electronic Fund Transfer. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--The Automatic Investing Plan enables shareholders to make regular monthly investments without writing checks. Shareholders may authorize the Fund, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following two ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service should complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

When Orders Are Effective
         Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement) only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

         If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or (4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

         Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

Plan Under Rule 12b-1 for Consultant Class Shares
         Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan (the "Plan") for Consultant Class Shares which permits the Fund to pay for certain distribution and promotional expenses related to marketing Consultant Class Shares.

         The Plan does not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares. Shareholders of Class A Shares may not vote on matters affecting the Plan.

         The Plan permits the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Consultant Class Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among others, preparing and distributing advertisements, sales literature, prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into Dealer's Agreements with the Distributor or service agreements with the Fund. Registered representatives of brokers, dealers or other entities, who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan were, prior to June 1, 1990, paid a 0.25% continuing trail fee by the Distributor from 12b-1 payments relating to Consultant Class Shares for assets maintained in that Class. As noted below, payment of these fees has been suspended but may be reinstituted in the future with prior approval of the Board of Trustees.

         In addition, the Fund may make payments from the assets of Consultant Class Shares, directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of such Class or provide services to that Class.

         The maximum aggregate fee payable by the Fund under the Plan and the Fund's Distribution Agreement is, on an annual basis, up to 0.30% of its average daily net assets for the year. The Fund's trustees may reduce these amounts at any time. The Fund's Board of Trustees suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. Prior to that time, the Board of Trustees had set the fee for Consultant Class Shares at 0.25% of average daily net assets and the Distributor had agreed to waive this distribution fee to the extent such fee for any day exceeded the net investment income realized by that Class for such day. Payments under the Plan may be reinstituted in the future with prior approval of the Board of Trustees.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount, if any, paid on behalf of Consultant Class Shares will be borne by such persons without any reimbursement from that Class. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments on behalf of Consultant Class Shares under the Plan.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plan and the Distribution Agreement have been approved by the Board of Trustees of the Fund, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plan or the Agreement, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plan is in the best interest of shareholders of Consultant Class Shares and that there is a reasonable likelihood of its providing a benefit to them. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of Consultant Class Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the outstanding voting securities of Consultant Class Shares, as well as a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees of the Fund having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of trustees who are not "interested persons" of the Fund must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended April 30, 1999, there were no payments on behalf of Consultant Class Shares pursuant to its Plan.

         The NASD has adopted amendments to its Conduct Rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

Reinvestment Privilege
         Shareholders who have acquired Fund shares through an exchange of one of the other mutual funds in the Delaware Investments family offered with a sales charge and who have redeemed such shares of the Fund have one year from the date of redemption to reinvest all or part of their redemption proceeds in shares of any of the other funds in the Delaware Investments family, subject to eligibility and minimum purchase requirements, in states where their shares may be sold, at net asset value without payment of a sales charge. Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

Reinvestment of Dividends in Other Delaware Investments Funds

         Subject to applicable eligibility and minimum purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or exchange fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Dividends from the shares of each Class may be reinvested in shares of any other mutual fund in the Delaware Investments family, other than Class B Shares and Class C Shares of funds in the Delaware Investments family that offer such classes of shares.

MoneyLine (SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option

         Shareholders can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund may also elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Account Statements
         You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity other than a reinvestment of dividends will receive a monthly statement confirming each transaction.

Asset Planner
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Exchanges in the Prospectus and the prospectus of each fund in the Delaware Investments family. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with the Fund's Consultant Class Shares and consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

OFFERING PRICE

         The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in SEC requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         The Fund's net asset value per share of a Class is computed by adding the value of all securities and other assets in the portfolio attributable to that Class, deducting any liabilities of the Fund attributable to that Class and dividing by the number of shares of the Class outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

         The Board of Trustees has adopted certain procedures to monitor and stabilize the Fund's price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

REDEMPTION AND EXCHANGE

         Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.

         Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund or any other money market fund to other non-money market funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or transfers involving the reinvestment of dividends. Shares of the Fund may not be exchanged for Class B Shares or Class C Shares that are offered by certain other funds in the Delaware Investments family. Shares acquired in an exchange must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds available from the Delaware Investments family will best meet your changing objectives and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund does not issue certificates for shares unless you submit a specific request. Any certificates that have been issued for shares you wish to redeem or exchange must accompany your request. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders. Redemption proceeds will be distributed promptly, as described below, but not later than seven days, after the receipt of a redemption request.

         Payment for shares redeemed will ordinarily be mailed the next business day, but no later than seven days, after receipt of a redemption request in good order by the Fund, or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period. Except with respect to the expedited payment by wire, for which there is currently a $7.50 bank wiring cost, there is no fee charged for redemptions, but such fees could be charged at any time in the future.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         See Account Statements under Purchasing Shares for information relating to the mailing of confirmations of redemptions.

Small Accounts
         Before the Fund involuntarily redeems shares from an account that, under the circumstances noted in the Prospectus, has remained below the minimum amounts required by the Prospectus, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum amounts required by the Prospectus and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

Checkwriting Feature

         Shareholders holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Fund's account with First Union Bank. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund.

         (1) These redemption checks must be made payable in an amount of $500 or more.

         (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Throughout this procedure, the shareholder will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

         (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request until it is reasonably satisfied of the collection of the investment check. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

         (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

         (5) Checks may not be used to close accounts.

         The Fund reserves the right to revoke the Checkwriting Feature for shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.

         Shareholders will be subject to First Union Bank's rules and regulations governing similar accounts. This service may be terminated or suspended at any time by First Union Bank, the Fund or the Transfer
Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old.

         Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect stop-payment instructions but does not promise or guarantee that such instructions will be effective.

         Return of Checks--Checks used in redeeming shares from a shareholder's account will be accumulated and returned semi-annually. Shareholders needing a copy of a redemption check before the regular mailing should contact the Transfer Agent nationwide at 800-523-1918.

                                      * * *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Written Redemption
          You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a securities transfer association medallion program. A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Fund and its agent from fraud. The Fund reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of the redemption request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for shares only if a shareholder submits a specific request.

Written Exchange
         You can also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally taped recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. First Union Bank.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Fund's Shareholder Service Center prior to the time the offering price of shares is determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into any other funds available from the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Balanced Fund,
(4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plan
         Shareholders who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account, and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event, and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares a dividend of its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price (net asset value) is determined and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Consultant Class Shares may incur distribution fees under its 12b-1 Plan. The Board of Trustees of the Fund suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. See Plan Under Rule 12b-1 for Consultant Class Shares.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Payment of dividends will be made monthly. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Trustees will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

         Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares. Information as to the tax status of dividends will be provided annually.

         If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

TAXES

Federal Income Tax
         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). By so qualifying, the Fund is not subject to federal income taxes to the extent that it distributes its net investment income and realized capital gains. The Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of any excise tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

         Distributions of tax-exempt interest income are not includable in the shareholder's gross income for federal income tax purposes. For the fiscal year ended April 30, 1998, all of the Fund's net income was exempt from federal taxes. Distributions of net investment income received by the Fund from investments in securities other than municipal obligations, and any short-term capital gains realized by the Fund, will be taxable to the shareholder as ordinary income whether received in cash or reinvested in additional shares. Distributions of taxable net interest income, if any, will not qualify for the deduction for dividends received by corporations.

         Section 265 of the Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible.

         The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of the Fund.

         The Fund intends to use the "average annual" method of allocation in the event the Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of the Fund at any time during the year.

         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Mid-term capital gains" OR "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

         "1997 Act long-term capital gains" OR "20 Percent Rate Gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property .
         These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

State and Local Taxes
         The exemption of distributions for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisers in this regard. The Fund will report annually the percentage of interest income earned on municipal obligations on a state-by-state basis during the preceding calendar year.

         Shares of the Fund will be exempt from Pennsylvania county personal property taxes.

INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On April 30, 1999, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.

         Subject to the supervision and direction of the Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies and makes all investment decisions which are implemented by the Fund's Trading Department.

         The Fund's Investment Management Agreement with the Manager is dated April 1, 1999, was approved by shareholders on March 17, 1999. The Agreement has an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Fund, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by the Fund for investment management services is equal to 0.45% on the first $500 million of average daily net assets; 0.40% on the next $500 million; 0.35% on the next $1.5 billion; and 0.30% on assets in excess of $2.5 billion. The Manager pays the salaries of all trustees, officers and employees of the Fund who are affiliated with the Manager.

          On April 30, 1999, the total net assets of the Fund were $00,000,000. Investment management fees paid by the Fund during the past three fiscal years were $167,125 for 1997 , $164,249 for 1998 and $000,000 for
1999.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; the costs of preparing prospectuses and reports sent to shareholders; and the Fund's proportionate share of rent and other administrative expenses.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated April 3, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for any payments which may be made under the 12b-1 Plan for Consultant Class Shares. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated June 29, 1988. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND  TRUSTEES

         The business and affairs of the Fund are managed under the direction of its Board of Trustees.

         Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Investments family. On July 31, 1998, the Fund's officers and trustees, as a group, owned approximately 0.00% of the outstanding shares of Class A Shares and less than 1% of the outstanding shares of Consultant Class Shares.

         As of July 31, 1999, the Fund believes the following accounts held 5% or more of Class A Shares and Consultant Class Shares of the Fund. The Fund has no knowledge of beneficial ownership.


Class                    Name and Address of Account          Share Amount          Percentage
-----                    ---------------------------          ------------          ----------
Class A Shares           Mary Louise DeSimone
                         37 Borton Road
                         Medford, NJ 08055

Consultant Class         John K. Kaiser
Shares                   499 Bair Road
                         Berwyn, PA 19312

                         Anthony C. Jaspers TTEE
                         Anthony C. Jaspers
                         232 North Main Street
                         Lake Crystal, MN 56055

                         Mary E. Gamble and Harvey R. Gamble
                         Rd 2 Box 112
                         Centre Hall, PA 16828

                         Marlene J. Overgaard
                         2017 Highland Avenue
                         Albert Lea, MN 56007


       DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.


----------------------------------------------------------------------------------------------------------

  *Wayne A. Stork (62)                         Trustee and/or Director  of the Fund and each of the other
                                               33 investment companies in the Delaware Investments family.

                                               Chairman and Director of Delaware Management Holdings, Inc.

                                               Prior to January 1, 1999, Mr. Stork was Chairman and
                                               Trustee and/or Director of the Fund and each of the other
                                               33 investment companies in the Delaware Investments family and Delaware Capital Management, Inc.; Chairman,
                                               President, Chief Executive Officer and Director of DMH
                                               Corp., Delaware Distributors, Inc. and Founders Holdings,
                                               Inc.; Chairman, President, Chief Executive Officer, Chief
                                               Investment Officer and Director/Trustee of Delaware
                                               Management Company, Inc. and Delaware Management Business
                                               Trust; Chairman, President, Chief Executive Officer and
                                               Chief Investment Officer of Delaware Management Company (a
                                               series of Delaware Management Business Trust); Chairman,
                                               Chief Executive Officer and Chief Investment Officer of
                                               Delaware Investment Advisers (a series of Delaware
                                               Management Business Trust); Chairman, Chief Executive
                                               Officer and Director of Delaware International Advisers
                                               Ltd., Delaware International Holdings Ltd. and Delaware
                                               Management Holdings, Inc.; President and Chief Executive
                                               Officer of Delvoy, Inc.; Chairman of Delaware
                                               Distributors, L.P.; Director of Delaware Service Company,
                                               Inc. and Retirement Financial Services, Inc.

                                               In addition, during the five years prior to January 1,
                                               1999, Mr. Stork has served in various executive capacities at different times within Delaware Investments.


----------------------------------------------------------------------------------------------------------


----------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

----------------------------------------------------------------------------------------------------------

Richard G. Unruh, Jr. (59)                     Executive Vice President and Chief Investment Officer,
                                               Equities of the Fund, each of the other 33 investment
                                               companies in the Delaware Investments family and Delaware
                                               Management Company (a series of Delaware Management
                                               Business Trust)

                                               Executive Vice President of Delaware Management Holdings,
                                               Inc. and Delaware Capital Management, Inc. and Delaware
                                               Management Business Trust

                                               Executive Vice President/Chief Investment Officer,
                                               Equities and Director of Delaware Management Company, Inc.

                                               Chief Executive Officer/Chief Investment Officer, Equities
                                               of Delaware Investment Advisers (a series of Delaware
                                               Management Business Trust)

                                               Director of Delaware International Advisers Ltd.

                                               During the past five years, Mr. Unruh has served in
                                               various executive capacities at different times within
                                               Delaware Investments.

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

David K. Downes (59)                           Executive Vice President, Chief Operating Officer and
                                               Chief Financial Officer of the Fund and each of the other
                                               33 investment companies in the Delaware Investments
                                               family, Delaware Management Holdings, Inc., Founders CBO
                                               Corporation, Delaware Capital Management, Inc., Delaware
                                               Management Company (a series of Delaware Management
                                               Business Trust), Delaware Investment Advisers (a series of
                                               Delaware Management Business Trust) and Delaware
                                               Distributors, L.P.

                                               Executive Vice President, Chief Operating Officer, Chief
                                               Financial Officer and Director of Delaware Management
                                               Company, Inc., DMH Corp, Delaware Distributors, Inc.,
                                               Founders Holdings, Inc. and Delvoy, Inc.; Executive Vice
                                               President, Chief Financial Officer, Chief Administrative
                                               Officer and Trustee of Delaware Management Business Trust

                                               President, Chief Executive Officer, Chief Financial
                                               Officer and Director of Delaware Service Company, Inc.

                                               President, Chief Operating Officer, Chief Financial
                                               Officer and Director of Delaware International Holdings
                                               Ltd.

                                               Chairman, Chief Executive Officer and Director of
                                               Retirement Financial Services, Inc.

                                               Chairman and Director of Delaware Management Trust Company

                                               Director of Delaware International Advisers Ltd.

                                               During the past five years, Mr. Downes has served in
                                               various executive capacities at different times within
                                               Delaware Investments.

----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------

Richard J. Flannery (41)                       Executive Vice President of the Fund and each of the other
                                               33 investment companies in the Delaware Investments family

                                               Executive Vice President and General Counsel of Delaware
                                               Management Holdings, Inc., Delaware Distributors, L.P.,
                                               Delaware Management Trust Company, Delaware Capital
                                               Management, Inc., Delaware Service Company, Inc., Delaware
                                               Management Company (a series of Delaware Management
                                               Business Trust), Delaware Investment Advisers (a series of
                                               Delaware Management Business Trust) and Founders CBO
                                               Corporation

                                               Executive Vice President/General Counsel and Director of
                                               DMH Corp., Delaware Management Company, Inc., Delaware
                                               Distributors, Inc., Delaware International Holdings Ltd.,
                                               Founders Holdings, Inc., Delvoy, Inc. and Retirement
                                               Financial Services, Inc.

                                               Director of Delaware International Advisers Ltd.

                                               Director, HYPPCO Finance Company Ltd.

                                               During the past five years, Mr. Flannery has served in
                                               various executive capacities at different times within
                                               Delaware Investments organization.

----------------------------------------------------------------------------------------------------------
Walter P. Babich (71)                          Trustee and/or Director of the Fund and each of the other
                                               33 investment companies in the Delaware Investments family

                                               460 North Gulph Road, King of Prussia, PA 19406

                                               Board Chairman, Citadel Constructors, Inc.

                                               From 1986 to 1988, Mr. Babich was a partner of Irwin &
                                               Leighton and from 1988 to 1991, he was a partner of I&L
                                               Investors.
----------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------

John H. Durham (62)                        Trustee and/or Director of the Fund and 18 other investment companies in the Delaware Investments family.

                                           Partner, Complete Care Services.

                                           Mr. Durham served as Chairman of the Board of each fund in the
                                           Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to
                                           Delaware Management Holdings, Inc., Delaware Management
                                           Company, Delaware Distributors, Inc. and Delaware Service
                                           Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.
----------------------------------------------------------------------------------------------------------
Anthony D. Knerr (60)                      Trustee and/or Director  of the Fund and each of the 33 other investment companies in the Delaware Investments family

                                           500 Fifth Avenue, New York, NY  10110

                                           Founder and Managing Director, Anthony Knerr & Associates

                                           From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                                           Treasurer of Columbia  University, New York.  From 1987 to 1989, he
                                           was also a lecturer in English at the University.  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990.
                                           Mr. Knerr founded The Publishing Group, Inc. in 1988.
----------------------------------------------------------------------------------------------------------
Ann R. Leven (58)                          Trustee and/or Director  of the Fund and each of the other 33 other investment companies in the Delaware Investments family

                                           785 Park Avenue, New York, NY  10021

                                           Treasurer, National Gallery of Art

                                           From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal
                                           Officer of the Smithsonian Institution, Washington, DC, and
                                           from 1975 to 1992, she was Adjunct Professor of Columbia
                                           Business School.

----------------------------------------------------------------------------------------------------------

                                      -45-



----------------------------------------------------------------------------------------------------------
Thomas F. Madison (63)                     Trustee and/or Director of the Fund and each of the other 33 investment companies in the Delaware Investments family

                                           200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                           President and Chief Executive Officer, MLM Partners, Inc.

                                           Mr. Madison has also been Chairman of the Board of
                                           Communications Holdings, Inc. since 1996. From February to
                                           September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and
                                           from 1988 to 1993, he was President of U.S. WEST
                                           Communications--Markets.
----------------------------------------------------------------------------------------------------------
Charles E. Peck (73)                       Trustee and/or Director of the Fund and each of the other 33 investment companies in the Delaware Investments family

                                           P.O. Box 1102, Columbia, MD 21044

                                           Secretary/Treasurer, Enterprise Homes, Inc. From 1981 to 1990,
                                           Mr. Peck was Chairman and Chief Executive Officer of The
                                           Ryland Group, Inc., Columbia, MD.

----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------

Joseph H. Hastings (49)                    Senior Vice President/Corporate Controller of the Fund and
                                           each of the other 33 investment companies in the Delaware
                                           Investments family and Founders Holdings, Inc.

                                           Senior Vice President/Corporate Controller and Treasurer of
                                           Delaware Management Holdings, Inc., DMH Corp., Delaware
                                           Management Company, Inc., Delaware Management Company (a
                                           series of Delaware Management Business Trust), Delaware
                                           Distributors, L.P., Delaware Distributors, Inc., Delaware
                                           Service Company, Inc., Delaware Capital Management, Inc.,
                                           Delaware International Holdings Ltd., Delvoy, Inc. and
                                           Delaware Management Business Trust.

                                           Chief Financial Officer/Treasurer of Retirement Financial
                                           Services, Inc.

                                           Executive Vice President/Chief Financial Officer/Treasurer of
                                           Delaware Management Trust Company

                                           Senior Vice President/Assistant Treasurer of Founders CBO
                                           Corporation

                                           During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------

Michael P. Bishof (37)                     Senior Vice President and Treasurer of the Fund and each of the other 33 investment companies in the Delaware Investments family and Founders Holdings, Inc.

                                           Senior Vice President/Investment Accounting of Delaware
                                           Management Company, Inc., Delaware Management Company (a
                                           series of Delaware Management Business Trust) and Delaware
                                           Service Company, Inc.

                                           Senior Vice President and Treasurer/Manager, Investment
                                           Accounting of Delaware Distributors, L.P. and Delaware
                                           Investment Advisers (a series of Delaware Management Business
                                           Trust)

                                           Senior Vice President and Assistant Treasurer of Founders CBO
                                           Corporation

                                           Senior Vice President and Manager of Investment Accounting of
                                           Delaware International Holdings Ltd.

                                           Before joining Delaware Investments in 1995, Mr. Bishof was a
                                           Vice President for Bankers Trust, New York, NY from 1994 to
                                           1995, a Vice President for CS First Boston Investment
                                           Management, New York, NY from 1993 to 1994 and an Assistant
                                           Vice President for Equitable Capital Management Corporation,
                                           New York, NY from 1987 to 1993.

----------------------------------------------------------------------------------------------------------
Patrick P. Coyne (36)                      Vice President/Senior Portfolio Manager of the Fund, of each of the other funds in the Delaware Investments family,
                                           Delaware Capital Management, Inc., Delaware Management
                                           Company, Inc., Delaware Management Company (a series of
                                           Delaware Management Business Trust) and Delaware Investment
                                           Advisers (a series of Delaware Management Business Trust)

                                           During the past five years, Mr. Coyne has served in various capacities at different times within the Delaware
                                           organization.
----------------------------------------------------------------------------------------------------------

      The following is a compensation table listing for each director/trustee entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended April 30, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of April 30, 1999. Only the independent trustees,directors of the Fund receive compensation from the Fund.

                                                       Pension or                           Total Compensation
                                                      Retirement            Estimated           From the
                                                        Benefits              Annual            Investment
                                   Aggregate           Accrued as            Benefits          Companies in
                                 Compensation         Part of Fund             Upon              Delaware
Name                             From the Fund          Expenses           Retirement(1)      Investments(2)


Walter P. Babich                     $000                 None               $38,500             $00,000
John H. Durham                       $000                 None               $31,000             $00,000
Anthony D. Knerr                     $000                 None               $38,500             $00,000
W. Thacher Longstreth (3)            $000                 None               $38,500             $00,000
Ann R. Leven                         $000                 None               $38,500             $00,000
Thomas F. Madison                    $000                 None               $38,500             $00,000
Charles E. Peck                      $000                 None               $38,500             $00,000

(1) Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of April 30, 1999, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,000 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,757.50 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, and Anthony D. Knerr serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

(3)    W. Thacher Longstreth retired from the Board on [           ].

GENERAL INFORMATION

      The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act and Rule 2a-7 under the 1940 Act. The Fund was organized as a Maryland corporation in April 1980 and reorganized as a Delaware Business Trust on __________, 1999.

      The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. Delaware Investment Advisers, an affiliate of the Manager, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

          Delaware or Delaware International also manages the investment options for Delaware -Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., in Appendix B.

      Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management Company, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

      The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.

      The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

      The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Fund's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Fund to delete the words "Delaware Group" from the Fund's name.

       The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center,
Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization

      The Fund has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. The Fund offers two classes of shares, Tax-Free Money Fund A Class and Tax-Free Money Fund Consultant Class, each representing a proportionate interest in the assets of the Fund, and each having the same voting and other rights and preferences as the other class, except that Class A Shares may not vote on any matter affecting the Distribution Plan under Rule 12b-1 of Consultant Class Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that any expenses of the Rule 12b-1 Plan of Consultant Class Shares will be allocated solely to that Class.

      Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

      Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a fixed net asset value of $10.00 per share. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.

      Prior to January 1992, Class A Shares were known as the original class and between January 1992 and February 1994 were known as Tax-Free Money Fund class. Prior to January 1992, Consultant Class Shares were known as the consultant class, between January 1992 and November 1992 was known as Tax-Free Money Fund (Institutional) class and between November 1992 and February 1994 was known as Tax-Free Money Fund Consultant class.

      Effective ____________, 1999, the Fund changed its name to Delaware Group Tax-Free Money Fund.

Noncumulative Voting

      The Fund's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

      This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS


      Ernst & Young LLP serves as the independent auditors for the Fund and, in its capacity as such, audits the financial statements contained in the Fund's Annual Report. The Fund's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors for the fiscal year ended April 30, 1999, are included in the Fund's Annual
Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds

Moody's Investors Service, Inc.

      Aaa      Highest quality; smallest degree of investment risk.
      Aa       High quality; together with Aaa bonds, they compose the
               high-grade bond group.
      A        Possess favorable attributes; considered "upper medium" grade obligations.

Standard & Poor's Ratings Group

      AAA      Highest rating; extremely strong capacity to pay principal and interest.
      AA       High quality; very strong capacity to pay principal and interest.
      A        Good quality; strong capacity to pay principal and interest in although more susceptible to changes circumstances.

Commercial Paper

Moody's Investors Service, Inc.           Standard & Poor's Ratings Group

P-1     Superior quality                  A-1+     Extremely strong quality
P-2     Strong quality                    A-1      Strong quality
                                          A-2      Satisfactory quality

State and Municipal Notes

Moody's Investors Service, Inc.

MIG-1 Highest quality; enjoy strong protection from established cash flow of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 High quality; possess ample margins of protection although not so large as in the preceding group.

APPENDIX B--INVESTMENT OBJECTIVES OF THE DELAWARE INVESTMENTS FUNDS

        Following is a summary of the investment objectives the funds in the Delaware Investments family:

        Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

        Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

        Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

        DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

        Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

        Delchester Fund seeks as high a current income as possible by investing principally high yield, high risk in corporate bonds, and also in U.S. government securities and commercial paper. STRATEGIC INCOME FUND seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

        U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

        REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

        Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

        Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

        Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

        Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing in primarily a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

        International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

        U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity FUND seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New

Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

        Delaware Group Premium Fund, Inc. offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value SERIES seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth.

      Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

      Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

      Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

      Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

      Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

      Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

      Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

      Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

      For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

      Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

                                     PART C

                                Other Information


Item 23.      Exhibits

              (a)     Agreement and Declaration of Trust.

                      (1)     Agreement and Declaration of Trust (December 17,
                              1998) attached as Exhibit.

                      (2) Certificate of Trust (December 17, 1998) attached as Exhibit.

              (b)     By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

              (c)     Instruments Defining the Rights of Security Holders.

                      (1) Agreement and Declaration of Trust. Article III, IV, V and VI of the Agreement and Declaration of Trust attached as Exhibit (a)(1).

                      (2) By-Laws. Article II of the By-Laws attached as Exhibit (b)(1).

              (d) Investment Management Agreement. Form of Investment Management Agreement (August 1999) between Delaware Management Company and the Registrant attached as Exhibit.

              (e)     (1)     Distribution Agreement. Form of Distribution
                              Agreement incorporated into this filing by reference to Post-Effective Amendment No. 21 filed
                              June 28, 1996.

                      (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

                      (3) Dealer's Agreement. Dealer's Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

                      (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

             (f)        Inapplicable.

             (g) Custodian Agreement. Form of Custodian Agreement with The Chase Manhattan Bank attached as Exhibit.

             (h)        Other Material Contracts.

                        (1) Form of Shareholders Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

                        (2) Form of Delaware Group of Funds Fund Accounting Agreement with Delaware Service Company, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 30, 1997.

               (i)            Opinion of Counsel.  Attached as Exhibit.

               (j)            Consent of Auditors. To be filed by Amendment.

               (k)            Inapplicable.

               (l)            Agreements in Connection with Initial Capital.
                              Investment Letter of Initial Shareholder, originally filed with Pre-Effective Amendment No. 1 on May 28, 1981, incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 30, 1997.

               (m) Plans under Rule 12b-1. Form of Rule 12b-1 Plan for the Consultant Class incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

               (n)            Inapplicable.


Item 24.       Persons Controlled by or under Common Control with
               Registrant.  None

Item 25. Indemnification. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed May 28, 1981 and Article VI of the By-Laws attached as Exhibit (b)(1).

Item 26.       Business and Other Connections of Investment Adviser.

               Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

               The following persons serving as directors or officers of the Manager have held the following positions during the past two years:


-----------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates
Principal Business         and other Positions and Offices Held
Address*
-----------------------------------------------------------------------------------------------------------------------------
David K. Downes            President of Delaware Management Company (a series of Delaware Management Business Trust);
                           Executive Vice President, Chief Operating Officer and Chief Financial Officer of Delaware
                           Management Holdings, Inc.; Executive Vice President, Chief Operating Officer, Chief Financial
                           Officer and Director of DMH Corp.;  Executive Vice President, Chief Operating Officer, Chief
                           Financial Officer and Director of Delvoy, Inc.; President and Director of Delaware Management
                           Company, Inc.; Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                           Trustee of Delaware Management Business Trust; Executive Vice President, Chief Operating
                           Officer and Chief Financial Officer of Delaware Investment Advisers (a series of Delaware
                           Management Business Trust); Chairman, President, Chief Executive Officer and Director of
                           Delaware Service Company, Inc.; President, Chief Executive Officer and Director of Delaware
                           Capital Management, Inc.; Chairman and Director of Retirement Financial Services, Inc.;
                           Chairman and Director of Delaware Management Trust Company; Executive Vice President, Chief
                           Operating Officer, Chief Financial Officer and Director of Delaware Distributors, Inc.; Executive
                           Vice President, Chief Operating Officer and Chief Financial Officer of Delaware Distributors, L.P.;
                           President, Chief Operating Officer, Chief Financial Officer and Director of Delaware International
                           Holdings Ltd.; Director of Delaware International Advisers Ltd.; Executive Vice President, Chief
                           Operating Officer, Chief Financial Officer and Director of Founders Holdings, Inc.; Executive Vice
                           President, Chief Operating Officer and Chief Financial Officer of Founders CBO Corporation;
                           Executive Vice President, Chief Operating Officer and Chief Financial Officer of each fund in the
                           Delaware Investments family.

                           Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA
-----------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery        Executive Vice President and General Counsel of Delaware Management Company (a series of
                           Delaware Management Business Trust); Executive Vice President and General Counsel of
                           Delaware Management Holdings, Inc.; Executive Vice President, General Counsel and Director of
                           DMH Corp.; Executive Vice President, General Counsel and Director of Delvoy, Inc.; Executive
                           Vice President, General Counsel and Director of Delaware Management Company, Inc.; Executive
                           Vice President, General Counsel and Trustee of Delaware Management Business Trust; Executive
                           Vice President and General Counsel of Delaware Investment Advisers (a series of Delaware
                           Management Business Trust); Executive Vice President, General Counsel and Director of Delaware
                           Service Company, Inc.; Executive Vice President, General Counsel and Director of Delaware
                           Capital Management, Inc.; Executive Vice President, General Counsel and Director of Retirement
                           Financial Services, Inc.; Executive Vice President, General Counsel and Director of Delaware
                           Management Trust Company; Executive Vice President, General Counsel and Director of
                           Delaware Distributors, Inc.; Executive Vice President and General Counsel of Delaware
                           Distributors, L.P.; Executive Vice President, General Counsel and Director of Delaware
                           International Holdings Ltd.; Director of Delaware International Advisers Ltd.; Executive Vice
                           President, General Counsel and Director of Founders Holdings, Inc.; Executive Vice President and
                           General Counsel of Founders CBO Corporation; Executive Vice President of each fund in the
                           Delaware Investments family.

                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and
                           Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates
Principal Business         and other Positions and Offices Held
Address*
-----------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh           Executive Vice President, Chief Investment Officer/ DMC Equity of Delaware Management Company (a
                           series of Delaware Management Business Trust); Executive Vice President of Delaware Management
                           Holdings, Inc.; Executive Vice President and Trustee of Delaware Management Business Trust; Chief
                           Executive Office, Chief Investment Officer/DIA Equity of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust; Executive Vice President of Delaware Capital Management, Inc.;
                           Director of Delaware Investment Advisers Ltd.; Executive Vice President, Chief Investment
                           Officer/Equity of each fund in the Delaware Investments family.

                           Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040
                           Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid
                           Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc.
                           since 1995, 11911 Freedom Drive, Reston, VA
-----------------------------------------------------------------------------------------------------------------------------

Douglas L.  Anderson       Senior Vice President/Operations of Delaware Management Company (a series of Delaware Management
                           Business Trust; Senior Vice President/Operations of Delaware Service Company, Inc.; Senior Vice
                           President/Operations of Retirement Financial Services, Inc.; Senior Vice President/Operations of
                           Delaware Management Trust Company.
-----------------------------------------------------------------------------------------------------------------------------

Michael P. Bishof          Senior Vice President, Treasurer/Investment Accounting of Delaware Management Company (a
                           series of Delaware Management Business Trust); Senior Vice President, Treasurer/Investment
                           Accounting of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                           Senior Vice President/Investment Accounting of Delaware Service Company, Inc.;  Senior Vice
                           President/Investment Accounting of Delaware Capital Management, Inc.; Senior Vice President,
                           Treasurer/Investment Accounting of Delaware Distributors, L.P.; Senior Vice President, Manager
                           of Investment Accounting of Delaware International Holdings Ltd.; Senior Vice President,
                           Treasurer/Investment Accounting of Founders Holdings, Inc.; Senior Vice President and Assistant
                           Treasurer of Founders CBO Corporation; Senior Vice President and Treasurer of each fund in the
                           Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------

Robert J.  DiBraccio       Senior Vice President/Head of Equity Trading of Delaware Management Company (a series of Delaware
                           Management Business Trust); Senior Vice President/Head of Equity Trading of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Senior Vice President/Head of Equity
                           Trading of Delaware Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------

John B. Fields             Senior Vice President/Senior Portfolio Manager of Delaware Management Company  (a series of
                           Delaware Management Business Trust); Trustee of Delaware Management Business Trust; Senior
                           Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                           Management Business Trust); Senior Vice President/Senior Portfolio Manager of Delaware Capital
                           Mangement, Inc.; Senior Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------

Susan L. Hanson            Senior Vice President/Global Marketing and Client Services of Delaware Management Company
                           (a series of Delaware Management Business Trust); Senior Vice President/Global Marketing and
                           Client Services of Delaware Investment Advisers (a series of Delaware Management Business
                           Trust)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates
Principal Business         and other Positions and Offices Held
Address*
-----------------------------------------------------------------------------------------------------------------------------

Joseph H. Hastings         Senior Vice President/Treasurer/Corporate Controller of Delaware Management Company (a series of
                           Delaware Management Business Trust); Senior Vice President/Treasurer/Corporate Controller of
                           Delaware Management Holdings, Inc.; Senior Vice President/Treasurer/Corporate Controller of DMH
                           Corp; Senior Vice President/Treasurer/Corporate Controller of Delvoy, Inc.; Senior Vice
                           President/Treasurer/Corporate Controller of Delaware Management Company, Inc.; Senior Vice
                           President/Treasurer/Corporate Controller of Delaware Management Business Trust; Senior Vice
                           President/Treasurer/Corporate Controller of Delaware Service Company, Inc.; Senior Vice
                           President/Treasurer/Corporate Controller of Delaware Capital Management, Inc.; Senior Vice
                           President/Treasurer/Corporate Controller of Retirement Financial Services, Inc.; Executive Vice
                           President/Corporate Controller/Treasurer of Delaware Management Trust Company; Senior Vice
                           President/Treasurer/Corporate Controller of Delaware Distributors, L.P.; Senior Vice
                           President/Treasurer/Corporate Controller of Delaware International Holdings; Senior Vice
                           President/Treasurer/Corporate Controller of Founders Holdings, Inc.; Senior Vice President/
                           Assistant Treasurer Founders CBO Corporation; Senior Vice President/Corporate Controller of each fund in the Delaware Investments family

-----------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson        Senior Vice President/Human Resources of  Delaware Management Company  (a series of
                           Delaware Management Business Trust); Senior Vice President/Human Resources of  Delaware
                           Management Holdings, Inc.; Senior Vice President/Human Resources of  DMH Corp.; Senior Vice
                           President/Human Resources of  Delvoy, Inc.; Senior Vice President/Human Resources of
                           Delaware Management Company, Inc.; Senior Vice President/Human Resources of  Delaware
                           Management Business Trust; Senior Vice President/Human Resources of  Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Senior Vice President/Human
                           Resources of  Delaware Service Company, Inc.; Senior Vice President/Human Resources of
                           Delaware Capital Management, Inc.; Senior Vice President/Human Resources of  Delaware
                           Retirement Financial Services, Inc.; Senior Vice President/Human Resources of  Delaware
                           Management Trust Company; Senior Vice President/Human Resources of  Delaware Distributors,
                           Inc.; Senior Vice President/Human Resources of  Delaware Distributors, L.P.; Senior Vice
                           President/Human Resources of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro        Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Management
                           Company (a series of Delaware Management Business Trust); Senior Vice President, Assistant
                           Secretary and Deputy General Counsel of Delaware Management Holdings, Inc.; Senior Vice
                           President, Assistant Secretary and Deputy General Counsel of DMH Corp.; Senior Vice President,
                           Assistant Secretary and Deputy General Counsel of Delvoy, Inc.; Senior Vice President, Assistant
                           Secretary and Deputy General Counsel of Delaware Management Company, Inc.; Senior Vice
                           President, Assistant Secretary and Deputy General Counsel of Delaware Management Business
                           Trust; Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                           Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President,
                           Assistant Secretary and Deputy General Counsel of Delaware Service Company, Inc.; Senior Vice
                           President, Assistant Secretary and Deputy General Counsel of Delaware Capital Management, Inc.;
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Retirement Financial
                           Services, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                           Distributors, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                           Delaware Distributors, L.P.; Senior Vice President, Secretary and Deputy General Counsel of
                           Delaware International Holdings Ltd.; Senior Vice President, Assistant Secretary and Deputy
                           General Counsel of Founders Holdings, Inc.; Secretary of Founders CBO Corporation; Senior Vice
                           President, Assistant Secretary and Deputy General Counsel of each fund in the Delaware
                           Investments family.

                           General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates
Principal Business         and other Positions and Offices Held
Address*
-----------------------------------------------------------------------------------------------------------------------------
Eric E. Miller             Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Management
                           Company (a series of Delaware Management Business Trust); Senior Vice President, Assistant
                           Secretary and Deputy General Counsel of Delaware Management Holdings, Inc.; Senior Vice President,
                           Assistant Secretary and Deputy General Counsel of DMH Corp.; Senior Vice President, Assistant
                           Secretary and Deputy General Counsel of Delvoy, Inc.; Senior Vice President, Assistant Secretary
                           and Deputy General Counsel of Delaware Management Company, Inc.; Senior Vice President, Assistant
                           Secretary and Deputy General Counsel of Delaware Management Business Trust; Senior Vice President,
                           Assistant Secretary and Deputy General Counsel of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Senior Vice President, Assistant Secretary and Deputy General
                           Counsel of Delaware Service Company, Inc.; Senior Vice President, Assistant Secretary and Deputy
                           General Counsel of Delaware Capital Management, Inc.; Senior Vice President, Assistant Secretary
                           and Deputy General Counsel of Retirement Financial Services, Inc.; Senior Vice President,
                           Assistant Secretary and Deputy General Counsel of Delaware Distributors, Inc.; Senior Vice
                           President, Assistant Secretary and Deputy General Counsel of Delaware Distributors, L.P.; Senior
                           Vice President, Assistant Secretary and Deputy General Counsel of Founders Holdings, Inc.; Senior
                           Vice President, Assistant Secretary and Deputy General Counsel of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------
James L. Shields           Senior Vice President, Chief Information Officer of Delaware Management Company (a series of
                           Delaware Management Business Trust); Senior Vice President, Chief Information Officer of
                           Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                           President, Chief Information Officer of Delaware Service Company, Inc.; Senior Vice President,
                           Chief Information Officer of Delaware Capital Management Company, Inc.; Senior Vice President,
                           Chief Information Officer of Retirement Financial Services, Inc.; Senior Vice President, Chief
                           Information Officer of Delaware Distributors, L.P.
-----------------------------------------------------------------------------------------------------------------------------
Christopher S. Adams       Vice President/Business Manager, Equity of Delaware Management Company (a series of
                           Delaware Management Business Trust); Vice President/Business Manager, Equity of Delaware
                           Investment Advisers (a series of Delaware Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------
Robert L. Arnold           Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware Capital
                           Management, Inc., Vice President/Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Marshall T.  Bassett(1)    Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Portfolio Manager of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck(2)     Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of each fund in the Delaware Investments family.

                           Trustee  of New Castle  County  Pension  Board  since October 1992, Wilmington DE.
-----------------------------------------------------------------------------------------------------------------------------
Richard E. Beister         Vice President/Trading Operations of Delaware Management Company (a series of Delaware
                           Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates
Principal Business         and other Positions and Offices Held
Address*
-----------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley           Vice President/Compliance Director of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Compliance Director of Delaware Management Holdings, Inc.;Vice
                           President/Compliance Director of DMH Corp.;Vice President/Compliance Director of Delvoy, Inc.;Vice
                           President/Compliance Director of Delaware Management Company, Inc.;Vice President/Compliance
                           Director of Delaware Management Business Trust; Vice President/Compliance Director of Delaware
                           Investment Advisers (a series of Delaware Management Business Trust);Vice President/Compliance
                           Director of Delaware Service Company, Inc.;Vice President/Compliance Director of Delaware Capital
                           Management, Inc.;Vice President/Compliance Director of Retirement Financial Services, Inc.; Vice
                           President/Compliance Director/Assistant Secretary of Delaware Management Business Trust; Vice
                           President/Compliance Director of Delaware Distributors, Inc.;Vice President/Compliance Director of
                           Delaware Distributors, L.P.;Vice President/Compliance Director of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------
MaryEllen M. Carrozza      Vice President/Client Services of Delaware Management Company (a series of Delaware Management
                           Business Trust);Vice President/Client Services of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust);Vice President/Client Services of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Stephen R. Cianci          Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Portfolio Manager of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery(3)      Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors         Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust).
-----------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne           Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of Delaware Capital Management, Inc.; Vice President/Senior Portfolio Manager of each fund in the
                           Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Nancy M. Crouse            Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
George E. Deming           Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
James P. Dokas(4)          Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/ Portfolio Manager of each fund in the
                           Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Michael  J. Dugan          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates
Principal Business         and other Positions and Offices Held
Address*
-----------------------------------------------------------------------------------------------------------------------------

Roger A. Early             Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger(5)        Vice President/Taxation of Delaware Management Company (a series of Delaware Management
                           Business Trust);Vice President/Taxation of Delaware Management Holdings, Inc.;Vice
                           President/Taxation of DMH Corp.;Vice President/Taxation of Delvoy, Inc.; Vice
                           President/Taxation of Delaware Management Company, Inc.;Vice President/Taxation of Delaware
                           Management Business Trust; Vice President/Taxation of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust);Vice President/Taxation of Delaware Service Company,
                           Inc.;Vice President/Taxation of Delaware Capital Management, Inc.;Vice President/Taxation of
                           Retirement Financial Services, Inc.;Vice President/Taxation of Delaware Distributors, Inc.;Vice
                           President/Taxation of Delaware Distributors, L.P.;Vice President/Taxation of Founders Holdings,
                           Inc.; Vice President/Taxation of Founders CBO Corporation; Vice President/Taxation of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey             Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
James A. Furgele           Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                           Management Business Trust);Vice President/Investment Accounting of Delaware Investment Advisers (a
                           series of Delaware Management Business Trust); Vice President/Investment Accounting of Delaware
                           Service Company, Inc.;Vice President/Investment Accounting of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Stuart M. George           Vice President/Equity Trading of Delaware Management Company (a series of Delaware
                           Management Business Trust);Vice President/Equity Trading of Delaware Investment Advisers (a
                           series of Delaware Management Business Trust).
-----------------------------------------------------------------------------------------------------------------------------
Paul Grillo                Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Portfolio Manager of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Brian  T. Hannon           Vice President of Delaware Management Company (a series of Delaware Management Business Trust);
                           Vice President of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                           Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
John A.  Heffern(6)        Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Portfolio Manager of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Elizabeth H. Howell(7)     Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Jeffrey Hynoski            Vice President/Analyst of Delaware Management Company (a series of Delaware Management Business
                           Trust);Vice President/Analyst of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust);Vice President/Analyst of each fund in the Delaware Investments family.

-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates
Principal Business         and other Positions and Offices Held
Address*
-----------------------------------------------------------------------------------------------------------------------------

Cynthia Isom               Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Portfolio Manager of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Karina J. Ivstan           Vice President/Strategic Planning of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Strategic Planning of Delaware Management
                           Holdings, Inc.;Vice President/Strategic Planning of Delaware Management Business Trust; Senior
                           Vice President, Assistant Secretary and Deputy General Counsel of Delaware Investment Advisers
                           (a series of Delaware Management Business Trust); Vice President/Strategic Planning of Delaware
                           Service Company, Inc.;Vice President/Strategic Planning of Delaware Capital Management, Inc.;
                           Vice President/Strategic Planning of Retirement Financial Services, Inc.; Vice President/Strategic
                           Planning of Delaware Management Trust Company; Vice President/Strategic of Delaware
                           Distributors, L.P.; Vice President/Strategic Planning of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Audrey E. Kohart           Vice President/Assistant Controller/Corporate Accounting of Delaware Management Company (a
                           series of Delaware Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe            Vice President/Research Analyst of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Portfolio Manager of each fund in the Delaware
                           Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin              Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                           Company (a series of Delaware Management Business Trust); Vice President, Assistant Secretary
                           and Associate General Counsel of Delaware Investment Advisers (a series of Delaware
                           Management Business Trust);Vice President, Assistant Secretary and Associate General Counsel of
                           Delaware Service Company, Inc.;Vice President, Assistant Secretary and Associate General
                           Counsel of Delaware Capital Management, Inc.;Vice President, Assistant Secretary and Associate
                           General Counsel of Retirement Financial Services, Inc.; Vice President, Assistant Secretary and
                           Associate General Counsel of Delaware Management Trust Company; Vice President, Assistant
                           Secretary and Associate General Counsel of Delaware Distributors, L.P.;Vice President, Assistant
                           Secretary and Associate General Counsel of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry           Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                           Company (a series of Delaware Management Business Trust); Vice President, Assistant Secretary
                           and Associate General Counsel of Delaware Investment Advisers (a series of Delaware
                           Management Business Trust);Vice President, Assistant Secretary and Associate General Counsel of
                           Delaware Service Company, Inc.;Vice President, Assistant Secretary and Associate General
                           Counsel of Delaware Capital Management, Inc.;Vice President, Assistant Secretary and Associate
                           General Counsel of Retirement Financial Services, Inc.; Vice President, Assistant Secretary and
                           Associate General Counsel of Delaware Distributors, L.P.; Vice President, Assistant Secretary and
                           Associate General Counsel of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Paul A. Matlack            Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of Founders Holdings, Inc., President and Director of Founders CBO Corporation; Vice
                           President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Andrew M. McCullagh,       Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
Jr.(8)                     Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                           each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates
Principal Business         and other Positions and Offices Held
Address*
-----------------------------------------------------------------------------------------------------------------------------

Francis X. Morris          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Gerald T. Nichols          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio
                           Manager of Founders Holdings, Inc., Treasurer, Assistant Secretary and Director of Founders CBO
                           Corporation; Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Robert A. Norton, Jr.      Vice President/Research Analyst of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Portfolio Manager of Delaware Investment Advisers
                           (a series of Delaware Management Business Trust).
-----------------------------------------------------------------------------------------------------------------------------
David P. O'Connor          Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                           Company (a series of Delaware Management Business Trust); Vice President, Assistant Secretary
                           and Associate General Counsel of Delaware Investment Advisers (a series of Delaware
                           Management Business Trust);Vice President, Assistant Secretary and Associate General Counsel of
                           Delaware Service Company, Inc.;Vice President, Assistant Secretary and Associate General
                           Counsel of Delaware Capital Management, Inc.;Vice President, Assistant Secretary and Associate
                           General Counsel of Retirement Financial Services, Inc.; Vice President, Assistant Secretary and
                           Associate General Counsel of Delaware Distributors, L.P.; Vice President, Assistant Secretary and
                           Associate General Counsel of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Gary A. Reed               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager
                           of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Richard Salus              Vice President/Assistant Controller of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Assistant Controller of
                           Delaware Management Trust Company; Vice President/Assistant Controller of Delaware International
                           Holdings Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Richard D. Siedel          Vice President/Assistant Controller/Manager Payroll of Delaware Management Company (a series of Delaware Management Business Trust).
-----------------------------------------------------------------------------------------------------------------------------
Alan R. Stuart             Vice President/Trading of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Trading of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust).
-----------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart        Vice President/Facilities and Administration Services of Delaware Management Company (a series of
                           Delaware Management Business Trust);Vice President/Facilities and Administration Services of
                           Delaware Investment Advisers (a series of Delaware Management Business Trust); Vice
                           President/Facilities and Administration Services of Delaware Service Company, Inc.;Vice
                           President/Facilities and Administration Services of Delaware Distributors, L.P.
-----------------------------------------------------------------------------------------------------------------------------
Thomas J. Trottman         Vice President/Senior Corporate Bond Analyst of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Corporate Bond Analyst of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Senior Corporate Bond
                           Analyst of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates
Principal Business         and other Positions and Offices Held
Address*
-----------------------------------------------------------------------------------------------------------------------------
Bruce A. Ulmer             Vice President/Year 2000 of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Year 2000 of Delaware Management Holdings, Inc.; Vice President/Year 2000
                           of Delvoy, Inc.; Vice President/Year 2000 of Delaware Management Business Trust; Vice
                           President/Year 2000 of Delaware Investment Advisers (a series of Delaware Management Business
                           Trust); Vice President/Year 2000 of Delaware Capital Management, Inc.; Vice President/Year 2000 of
                           Retirement Financial Services, Inc.; Vice President/Year 2000 of Delaware Management Trust
                           Company; Vice President/Year 2000 of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs              Vice President/Assistant Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust);Vice President/Assistant Portfolio Manager of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust);Vice President/Assistant Portfolio
                           Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------

*Business Address is 1818 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
1  VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
2  SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
3  INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
4  DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February
   1997.
5  TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
6 SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.
7  SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
8 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
--------------------------------------------------------------------------------

Item 27.         Principal Underwriters.

                          (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

                          (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal Business               Positions and Offices with                Positions and Offices with
Address*                                  Underwriter                               Registrant
----------------------------------------------------------------------------------------------------------------------------
Delaware Distributors, Inc.               General Partner                           None
----------------------------------------------------------------------------------------------------------------------------
Delaware Investment Advisers              Limited Partner                           None
----------------------------------------------------------------------------------------------------------------------------
Delaware Capital Management, Inc.         Limited Partner                           None
----------------------------------------------------------------------------------------------------------------------------
Bruce D. Barton                           President and Chief Executive Officer     None
----------------------------------------------------------------------------------------------------------------------------
David K. Downes                           Executive Vice President/Chief Operating  Executive Vice President/Chief Operating
                                          Officer/Chief Financial Officer           Officer/Chief Financial Officer
----------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                       Executive Vice President/General Counsel  Executive Vice President
----------------------------------------------------------------------------------------------------------------------------
Diane M. Anderson                         Senior Vice President/Retirement          None
                                          Operations
----------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                         Senior Vice President/Treasurer/          Senior Vice President/Treasurer
                                          Investment Accounting
----------------------------------------------------------------------------------------------------------------------------
Daniel J. Brooks III                      Senior Vice President/Wholesaler          None
----------------------------------------------------------------------------------------------------------------------------
Terrence P. Cunningham                    Senior Vice President/National Sales      None
                                          Director, Financial Institutions
----------------------------------------------------------------------------------------------------------------------------
Stephen J. Deangelis                      Senior Vice President/National Sales,     None
                                          Managed Account Services
----------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                        Senior Vice President/Treasurer/          Senior Vice President/Corporate Controller
                                          Corporate Controller
----------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                       Senior Vice President/Human Resources     Senior Vice President/Human Resources
----------------------------------------------------------------------------------------------------------------------------
William M. Kimbrough                      Senior Vice President/Wholesaler          None
----------------------------------------------------------------------------------------------------------------------------
Bradley L. Kolstoe                        Senior Vice President/Western Division    None
                                          Sales, IPI Channel
----------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                       Senior Vice President/Deputy General      Senior Vice President/Deputy General
                                          Counsel/Assistant Secretary               Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------
Mac Macaulliffe                           Senior Vice President/Divisional Sales    None
                                          Manager
----------------------------------------------------------------------------------------------------------------------------
J. Chris Meyer                            Senior Vice President/Director, Product   None
                                          Management
----------------------------------------------------------------------------------------------------------------------------
Eric E. Miller                            Senior Vice President/Deputy General      Senior Vice President/Deputy General
                                          Counsel/Assistant Secretary               Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------
Stephen C. Nell                           Senior Vice President/National            None
                                          Retirement Sales
----------------------------------------------------------------------------------------------------------------------------
Henry W. Orvin                            Senior Vice President/Eastern Division    None
                                          Sales
----------------------------------------------------------------------------------------------------------------------------
Christopher H. Price                      Senior Vice President/Channel Manager     None
----------------------------------------------------------------------------------------------------------------------------
Thomas E. Sawyer                          Senior Vice President/Director, National  None
                                          Sales
----------------------------------------------------------------------------------------------------------------------------


Name and Principal Business               Positions and Offices with                Positions and Offices with
Address*                                  Underwriter                               Registrant
----------------------------------------------------------------------------------------------------------------------------
James L. Shields                          Senior Vice President/Chief Information   None
                                          Officer
----------------------------------------------------------------------------------------------------------------------------
Richard P. Allen                          Vice President/Wholesaler, Midwest        None
----------------------------------------------------------------------------------------------------------------------------
David P. Anderson, Jr.                    Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Jeffrey H. Arcy                           Vice President/Wholesaler, South East     None
                                          Region
----------------------------------------------------------------------------------------------------------------------------
Patrick A. Bearss                         Vice President/Wholesaler - Midwest       None
----------------------------------------------------------------------------------------------------------------------------
Gabriella Bercze                          Vice President/Wholesaler, Financial      None
                                          Institution
----------------------------------------------------------------------------------------------------------------------------
Denise D. Bradley                         Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Larry Bridwell                            Vice President/Financial Institutions     None
                                          Wholesaler
----------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                          Vice President/Compliance Director        Vice President/Compliance Director
----------------------------------------------------------------------------------------------------------------------------
Terrance L. Bussard                       Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Daniel H. Carlson                         Vice President/Marketing Services         None
----------------------------------------------------------------------------------------------------------------------------
Larry Carr                                Vice President/VA Sales Manager           None
----------------------------------------------------------------------------------------------------------------------------
William S. Carroll                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Thomas J. Chadie                          Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Matthew Coldren                           Vice President/National Accounts          None
----------------------------------------------------------------------------------------------------------------------------
Patrick A. Connelly                       Vice President/RIA Sales                  None
----------------------------------------------------------------------------------------------------------------------------
Jessie V. Emery                           Vice President/Marketing Communications   None
----------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                          Vice President/Taxation                   Vice President/Taxation
----------------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt                        Vice President/Retirement Services        None
----------------------------------------------------------------------------------------------------------------------------
Douglan R. Glennon                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Darryl S. Grayson                         Vice President/Director, Internal Sales   None
----------------------------------------------------------------------------------------------------------------------------
Rhonda J. Guido                           Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Ronald A. Haimowitz                       Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Edward J. Hecker                          Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
John R. Herron                            Vice President/VA Wholesaler              None
----------------------------------------------------------------------------------------------------------------------------
Dinah J. Huntoon                          Vice President/Product Manager, Equities  None
----------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                          Vice President/Strategic Planning         None
----------------------------------------------------------------------------------------------------------------------------
Chirstopher L. Johnston                   Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Michael J. Jordan                         Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Carolyn Kelly                             Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Richard M. Koerner                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Ellen M. Krott                            Vice President/Marketing                  None
----------------------------------------------------------------------------------------------------------------------------
John Leboeuf                              Vice President/VA Wholesaler              None
----------------------------------------------------------------------------------------------------------------------------


Name and Principal Business               Positions and Offices with                Positions and Offices with
Address*                                  Underwriter                               Registrant
----------------------------------------------------------------------------------------------------------------------------
SooHee Lee                                Vice President/Fixed Income &             None
                                          International Product Management
----------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                             Vice President/Associate General          Vice President/Associate General
                                          Counsel/Assistant Secretary               Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------
John R. Logan                             Vice President/Wholesaler, Financial      None
                                          Institutions
----------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry                          Vice President/Associate General          Vice President/Associate General
                                          Counsel/Assistant Secretary               Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------
Thoedore T. Malone                        Vice President/IPI Wholesaler             None
----------------------------------------------------------------------------------------------------------------------------
Debbie Marler                             Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Gregory J. McMillan                       Vice President/National Accounts          None
----------------------------------------------------------------------------------------------------------------------------
Nathan W. Medin                           Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Scott L. Metzger                          Vice President/Business Development       None
----------------------------------------------------------------------------------------------------------------------------
Roger J. Miller                           Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Christopher W. Moore                      Vice President/VA Wholesaler              None
----------------------------------------------------------------------------------------------------------------------------
Andrew F. Morris                          Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Patrick L. Murphy                         Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Scott E. Naughton                         Vice President/IPI Wholesaler             None
----------------------------------------------------------------------------------------------------------------------------
Julie Nusbaum                             Vice President/Wholesaler, Financial      None
                                          Institutions
----------------------------------------------------------------------------------------------------------------------------
Julie A. Nye                              Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Daniel J. O'Brien                         Vice President/Insurance Products         None
----------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                         Vice President/Associate General          Vice President/Associate General
                                          Counsel/Assistant Secretary               Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------
Joseph T. Owczarek                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Otis S. Page                              Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Mary Ellen Pernice-Fadden                 Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Mark A. Pletts                            Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Philip G. Rickards                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Laura E. Roman                            Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Rovert A. Rosso                           Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Linda D. Shulz                            Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Gordan E. Searles                         Vice President/Client Services            None
----------------------------------------------------------------------------------------------------------------------------
James R. Searles                          Vice President/VA Sales Manager           None
----------------------------------------------------------------------------------------------------------------------------
Catherine A. Seklecki                     Vice President/Retirement Sales           None
----------------------------------------------------------------------------------------------------------------------------
John C. Shalloe                           Vice President/Wrap Fee Wholesaler,       None
                                          Western Region
----------------------------------------------------------------------------------------------------------------------------
Edward B. Sheridan                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------


Name and Principal Business               Positions and Offices with                Positions and Offices with
Address*                                  Underwriter                               Registrant
----------------------------------------------------------------------------------------------------------------------------
Robert E. Stansbury                       Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                        Vice President/Facilities and             None
                                          Administration Services
----------------------------------------------------------------------------------------------------------------------------
Bruce A. Ulmer                            Vice President/Year 2000                  Vice President/Year 2000
----------------------------------------------------------------------------------------------------------------------------
Julia R. Vander-Els                       Vice President/Retirement Plan            None
                                          Communications
----------------------------------------------------------------------------------------------------------------------------
Wayne W. Wagner                           Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------
John A. Wells                             Vice President/Marketing Technology       None
----------------------------------------------------------------------------------------------------------------------------
Courtney S. West                          Vice President/Institutional Sales        None
----------------------------------------------------------------------------------------------------------------------------
Andrew J. Wittaker                        Vice President/Wholesaler, Financial      None
                                          Institutions
----------------------------------------------------------------------------------------------------------------------------
Theordore V. Wood                         Vice President/Technical Systems Officer  None
----------------------------------------------------------------------------------------------------------------------------
Michael J. Woods                          Vice President/National Sales             None
----------------------------------------------------------------------------------------------------------------------------

*      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

              (c)           Inapplicable.

Item 28.      Location of Accounts and Records.

              All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29.      Management Services.  None.

Item 30.      Undertakings.

              (a)     Not Applicable.

              (b)     Not Applicable.

              (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

              (d)     Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 16th day of June, 1999.

                                          DELAWARE GROUP TAX-FREE MONEY FUND

                                                By   /s/ David K. Downes
                                                     --------------------------
                                                     David K. Downes
                                                     Executive Vice President/
                                                     Chief Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

           Signature                                       Title                                           Date
--------------------------------          ----------------------------------------                     -------------
/s/David K. Downes                        Executive Vice President/Chief Operating                     June 16, 1999
--------------------------------          Officer/Chief Financial Officer
David K. Downes                           (Principal Executive Officer/Principal
                                          Financial Officer and Principal
                                          Accounting Officer)


/s/Wayne A. Stork                         Trustee                                                      June 16, 1999
--------------------------------
Wayne A. Stork

/s/John H. Durham                         Trustee                                                      June 17, 1999
--------------------------------
John H. Durham

/s/ Anthony D. Knerr                      Trustee                                                      June 17, 1999
--------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                          Trustee                                                      June 17, 1999
--------------------------------
Ann R. Leven

/s/Thomas F. Madison                      Trustee                                                      June 17, 1999
--------------------------------
Thomas F. Madison

/s/Charles E. Peck                        Trustee                                                      June 17, 1999
--------------------------------
Charles E. Peck

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.      Exhibit

EX-99.A1         Agreement and Declaration of Trust

EX-99.A2         Certificate of Trust

EX-99.B1         By-Laws

EX-99.D1 Form of Investment Management Agreement (August 1999) between Delaware Management Company and the Registrant

EX-99.G          Form of Custodian Agreement with The Chase Manahattan Bank

EX-99.I          Opinion of Counsel